Registration No. 333-197214
811-02091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 9

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 254

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-1784
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Depositor's Telephone Number, including Area Code

Steve Gallaher

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal® Pivot Series Variable Annuity

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_X__    on May 1, 2019 pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Principal ® Pivot Series Variable Annuity

Prospectus dated May 1, 2019

This prospectus describes Principal ® Pivot Series Variable Annuity, an individual flexible premium deferred variable annuity (the “Contract”) issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (the "SAI") dated May 1, 2019, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal ® Pivot Series Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You may allocate your investment in the Contract among the Separate Account divisions. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal ® Pivot Series Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.

SEPARATE ACCOUNT INVESTMENT OPTIONS
The following underlying mutual funds are available under the Contract:

ALPS Variable Insurance Trust — Class III	Invesco Variable Insurance Funds — Series II
• ALPS/Red Rocks Listed Private Equity Portfolio	• Balanced-Risk Allocation Fund
American Century Variable Portfolios, Inc.	• Health Care Fund
• Inflation Protection Fund — Class II	• International Growth Fund
• Value Fund — Class II	Janus Henderson Series — Service Shares
American Funds Insurance Series	• Flexible Bond Portfolio
• Asset Allocation Fund — Class 4	MFS — Service Class
• Blue Chip Income and Growth Fund — Class 4	• International Value Portfolio
• Global Small Capitalization Fund — Class 4	• New Discovery Series
• Managed Risk Asset Allocation Fund — Class P2	• Utilities Series
• Managed Risk Growth Fund — Class P2	Neuberger Berman Advisors Management Trust — Class S
• Managed Risk International Fund — Class P2	• Mid Cap Growth Portfolio
• New World Fund — Class 4	• Sustainable Equity Portfolio
BlackRock Variable Insurance Funds — Class III	PIMCO Variable Insurance Trust
• Advantage U.S. Total Market V.I. Fund	• All Asset Portfolio — Advisor Class(1)
• Global Allocation V.I. Fund	• CommodityRealReturn Strategy Portfolio — Class M
• iShares Dynamic Allocation V.I.	• High Yield Portfolio — Administrative Class
Calvert Variable Products — Class F	• Low Duration Portfolio — Advisor Class
• EAFE International Index Portfolio	• Total Return Portfolio — Administrative Class
• Investment Grade Bond Index Portfolio	Principal Variable Contracts Funds — Class 2
• Russell 2000 Small Cap Index Portfolio	• Core Plus Bond Account
• S&P MidCap 400 Index Portfolio	• Diversified Balanced Managed Volatility Account(1)
ClearBridge Variable — Class II	• Diversified Growth Managed Volatility Account(1)
• Small Cap Growth Portfolio	• Diversified International Account
Columbia VP — Class 2	• Equity Income Account
• Limited Duration Credit Fund	• Government & High Quality Bond Account
• Small Cap Value Fund	• Income Account
Delaware Variable Insurance Products — Service Class	• International Emerging Markets Account
• Limited Term Diversified Income Series	• LargeCap Growth Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Growth Account I
• MidCap Stock Portfolio	• LargeCap S&P 500 Index Account
DWS Variable Insurance Portfolio	• Multi-Asset Income Account(1)
• Alternative Asset Allocation VIP — Class B(1)	• Principal Capital Appreciation Account
• Equity 500 Index VIP — Class B2	• Principal LifeTime 2020 Account(1)
• Small MidCap Value VIP — Class B	• Principal LifeTime 2030 Account(1)
Fidelity Variable Insurance Products — Service Class 2	• Principal LifeTime 2040 Account(1)
• Contrafund® Portfolio	• Principal LifeTime 2050 Account(1)
• Government Money Market Portfolio(2)	• Real Estate Securities Account
• MidCap Portfolio	• Short-Term Income Account
• Overseas Portfolio	• SmallCap Account
Franklin Templeton Variable Insurance Products Trust	• Strategic Asset Management Balanced Portfolio(1)
• Franklin Global Real Estate VIP Fund — Class 2	• Strategic Asset Management Conservative Balanced Portfolio(1)
• Franklin Income VIP Fund — Class 4	• Strategic Asset Management Conservative Growth Portfolio(1)
• Franklin Rising Dividends VIP Fund — Class 4	• Strategic Asset Management Flexible Income Portfolio(1)
• Templeton Global Bond VIP Fund — Class 4	• Strategic Asset Management Strategic Growth Portfolio(1)
Goldman Sachs Variable Insurance Trust — Service Shares	Rydex Variable Insurance
• MidCap Value Fund	• Basic Materials Fund
• Multi-Strategy Alternatives Portfolio(1)	• Commodities Strategy Fund
• SmallCap Equity Insights Fund	• NASDAQ 100 Fund
Guggenheim Investments Variable Insurance Funds	The Merger Fund VL
• Global Managed Futures Strategy Fund	• The Merger Fund VL
• Long Short Equity Fund
• Multi-Hedge Strategies Fund
• Series F (Guggenheim Floating Rate Strategies Series)

Underlying mutual funds available under the Contract (cont.)

TOPS® — Investor Class Shares(1)	VanEck VIP Global Insurance Trust — Class S Shares
• TOPS® Aggressive Growth ETF Portfolio	• Global Hard Assets Fund
• TOPS® Balanced ETF Portfolio
• TOPS® Conservative ETF Portfolio
• TOPS® Growth ETF Portfolio
• TOPS® Moderate Growth ETF Portfolio

(1)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(2)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell or solicitation of an offer to buy the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY
The terms defined below are used throughout this prospectus.
accumulated value – the sum of the values in the Separate Account divisions.
anniversary(ies) – the same day and month of each year following the contract issue date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment and deferred income payment, as applicable, is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract issue date – the date the Contract becomes effective and is used to determine contract years.
contract year – the one-year period beginning on the contract issue date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract issue date is February 5, 2015, the first contract year ends on February 4, 2016, and the first contract anniversary falls on February 5, 2016).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
deferred income transfers – moving a portion of your accumulated value to purchase a deferred income payment option.
division(s) – refer to the term “Separate Account division” in this Glossary.
Free Surrender Amount – the amount that can be surrendered without surrender charges.
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
inactive contract status – this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
investment options – the Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382
owner – owns all the rights and privileges of this Contract (includes a joint owner, if any). If the owner is not a natural person, the owner must be an entity with its own taxpayer identification number.
premium payments – the total amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract accumulated value before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION (for applications signed on or after May 1, 2018)
For applications signed on or after May 1, 2018, the tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. If your application was signed on or after April 6, 2017 and before May 1, 2018, go to page 12 for your expense information. If your application was signed before April 6, 2017, go to page 15 for your expense information.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge (as a percentage of amount surrendered)(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

For applications signed on or after May 1, 2018, the following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	0.60%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	0.75%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.60%	0.45%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2017
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	3.40%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an application signature date on or after May 1, 2018 and reflects the maximum charges imposed if you were to purchase the Contract with the Annual Step-Up Death Benefit Rider and you surrender within 5 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2017 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.40%)	$1,073	$2,130	$3,003	$5,244	$536	$1,598	$2,652	$5,244	$536	$1,598	$2,652	$5,244
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$807	$1,359	$1,722	$2,813	$252	$774	$1,322	$2,813	$252	$774	$1,322	$2,813
For Condensed Financial Information, see Appendix A.

SUMMARY OF EXPENSE INFORMATION (for applications signed on or after April 6, 2017 and before May 1, 2018)
For applications signed on or after April 6, 2017 and before May 1, 2018, the tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. If your application was signed before April 6, 2017, go to page 15 for your expense information. If your application was signed on or after May 1, 2018, go to page 9 for your expense information.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge (as a percentage of amount surrendered)(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

For applications signed on or after April 6, 2017 and before May 1, 2018, the following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	0.85%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	1.00%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.60%	0.45%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2017
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	3.40%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an application signature date on or after April 6, 2017 and before May 1, 2018 and reflects the maximum charges imposed if you were to purchase the Contract with the Annual Step-Up Death Benefit Rider and you surrender within 5 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2017 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.40%)	$1,073	$2,130	$3,003	$5,244	$536	$1,598	$2,652	$5,244	$536	$1,598	$2,652	$5,244
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$807	$1,359	$1,722	$2,813	$252	$774	$1,322	$2,813	$252	$774	$1,322	$2,813
For Condensed Financial Information, see Appendix A.

SUMMARY OF EXPENSE INFORMATION (for applications signed before April 6, 2017)
For applications signed before April 6, 2017, the tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. If your application is signed on or after April 6, 2017 and before May 1, 2018, go to page 12 for your expense information. If your application is signed on or after May 1, 2018, go to page 9 for your expense information.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge without the No Surrender Charge Rider ("Liquidity Max") (as a percentage of amount surrendered)(2)	6%	6%
Surrender charge with Liquidity Max (as a percentage of amount surrendered)	0%	0%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts without Liquidity Max (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

For applications signed before April 6, 2017, the following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	1.00%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	1.15%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Liquidity Max (as a percentage of average daily Separate Account value)	0.55%	0.25%
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.35%	0.20%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2017
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	3.40%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an application signature date before April 6, 2017 and reflects the maximum charges imposed if you were to purchase the Contract without Liquidity Max and the Annual Step-Up Death Benefit Rider and you surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2017 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.40%)	$1,065	$2,107	$2,966	$5,178	$527	$1,573	$2,613	$5,178	$527	$1,573	$2,613	$5,178
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$798	$1,334	$1,677	$2,724	$243	$747	$1,277	$2,724	$243	$747	$1,277	$2,724
Example 2
The example figures are based on a Contract with an application signature date before April 6, 2017 and reflects the maximum charges imposed if you were to purchase the Contract with Liquidity Max and the Annual Step-Up Death Benefit Rider and you do not surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2017 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.40%)	$580	$1,725	$2,848	$5,569	$580	$1,725	$2,848	$5,569	$580	$1,725	$2,848	$5,569
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$297	$908	$1,543	$3,245	$297	$908	$1,543	$3,245	$297	$908	$1,543	$3,245
For Condensed Financial Information, see Appendix A.

SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 8. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.

For information on how to purchase the Contract, see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Optional Riders
For applications signed before April 6, 2017, the following optional riders were available:

•	Liquidity Max (“No Surrender Charge Rider”) - see SECTION 2. CHARGES AND DEDUCTIONS

•	Return of Premium Death Benefit - see SECTION 6. DEATH BENEFIT

•	Annual Step-Up Death Benefit - see SECTION 6. DEATH BENEFIT
For applications signed on or after April 6, 2017, the following optional riders are available:

•	Return of Premium Death Benefit - see SECTION 6. DEATH BENEFIT

•	Annual Step-Up Death Benefit - see SECTION 6. DEATH BENEFIT
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options. A complete list of the divisions may be found in 10. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is no less than 15 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law (if applicable) requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.
See 1. THE CONTRACT for additional information.
Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis.

Once the entire Contract accumulated value has been applied to an annuity payment option, transfers are not permitted.
See 1. THE CONTRACT and 3. TRANSFERS AND SURRENDERS for additional restrictions.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider (f/k/a Deferred Income Rider), you may make deferred income transfers.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
A deferred income transfer may be canceled by you within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for contracts without Liquidity Max, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for contracts with Liquidity Max there are no surrender charges for amounts surrendered;

•	full surrender of the Contract accumulated value may be subject to an annual Contract fee;

•
for contracts without Liquidity Max, if surrender charges are applicable, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge (See 2. CHARGES AND DEDUCTIONS);

•	surrenders before age 59½ may involve an income tax penalty (See 8. FEDERAL TAX MATTERS); and

•	deferred income transfers are not subject to surrender charges (See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) ).
Surrenders are not allowed for any amounts that have been applied to an annuity benefit payment option or deferred income payment option.
See 3. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	For applications signed before April 6, 2017:

•	Currently, an annual mortality and expense risks charge equal to 1.00% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.
•The following optional riders were available at an additional cost:

•
Liquidity Max ("No Surrender Charge Rider") - The current annual rider charge is 0.25% of the average daily accumulated value in the Separate Account divisions, deducted daily. The maximum annual rider charge is 0.55% of the average daily accumulated value in the Separate Account divisions, deducted daily.

•	Return of Premium Death Benefit Rider - The current annual rider charge is 0.20% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.35%.

•	Annual Step-Up Death Benefit Rider - The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

•	For applications signed on or after April 6, 2017 and before May 1, 2018:

•	Currently, an annual mortality and expense risks charge equal to 0.85% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	The following optional riders are available at an additional cost:

•	Return of Premium Death Benefit Rider – The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

•	Annual Step-Up Death Benefit Rider – The current annual rider charge is 0.45% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.60%.

•	For applications signed on or after May 1, 2018:

•	Currently, an annual mortality and expense risks charge equal to 0.60% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	The following optional riders are available at an additional cost:

•	Return of Premium Death Benefit Rider - The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

•	Annual Step-Up Death Benefit Rider - The current annual rider charge is 0.45% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.60%.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.
Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 5. THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 5. THE ANNUITIZATION PERIOD and 8. FEDERAL TAX MATTERS.

Death Benefit

•	The standard death benefit is the accumulated value.

•	At the time the application is signed, you may select one of the following death benefit riders if the oldest owner is younger than age 71 (for applications signed before April 1, 2017).

1.	Return of Premium Death Benefit Rider - the death benefit under this rider is the greater of:
(a)    the standard death benefit; or
(b)    the total of premium payments.

2.	Annual Step-Up Death Benefit Rider - the death benefit under this rider is the greatest of:
(a)    the standard death benefit; or
(b)     the total of premium payments; or

(c)	the highest accumulated value on any Contract anniversary prior to the lock-in date.
NOTE: For applications signed on or after April 6, 2017, the death benefit riders are available if the oldest owner is younger than age 80.
These death benefit amounts will be adjusted for premium payments, partial surrenders, partial annuitizations, and deferred income transfers.

If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
See 5. THE ANNUITIZATION PERIOD and 6. DEATH BENEFIT for additional information.
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
The Flexible Pension Builder Rider can provide you with a stream of income payments that will start at a date in the future that you select. Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered after the 10 day cancellation period ; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.
Contract Termination
If you do not have the Flexible Pension Builder Rider or you have the Flexible Pension Builder Rider and have not made deferred income transfers, the Contract will terminate:

•
If no premium payments are made during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
If you have the Flexible Pension Builder Rider and have made deferred income transfers, the Contract will terminate when all deferred income payments have been made and the Contract accumulated value is zero.
1. THE CONTRACT
Principal ® Pivot Series Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract issue date. The contract issue date is the date used to determine contract years, regardless of when the Contract is delivered.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.

Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•	Subsequent premium payments must be at least $500 and can be made until the earlier of the annuitization date or the date the Contract changes to inactive contract status.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	Surrender charges apply as follows:

•	For applications signed before April 6, 2017, if Liquidity Max was elected, premium payments are not subject to surrender charges.

•
For applications signed before April 6, 2017, if Liquidity Max was not elected, all premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	For applications signed on or after April 6, 2017, all premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract unless you have the Flexible Pension Builder Rider and have made deferred income transfers. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) and 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT .

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Exchange Credit (for exchanges from our fixed deferred annuities)
Effective January 1, 2017, the Exchange Credit is no longer available.

Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law (or other authority, if applicable), you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is no less than 15 days from the date you receive the Contract. The examination offer period may be longer in certain states.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In some states, we are required to return your premium payments. If we are required to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the Separate Account division value.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations, deferred income transfers, and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day and you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•your Exchange Credit (effective January 1, 2017, the Exchange Credit is no longer available); and
•transfers from another investment option
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division;
•as part of a deferred income transfer from the division; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).

Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000. However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) .
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
No sales charge is collected or deducted when premium payments are applied under the Contract.
Liquidity Max ("No Surrender Charge Rider")
For applications signed on or after April 6, 2017, Liquidity Max is not available.
If you elected Liquidity Max (for applications signed before April 6, 2017), no surrender charges are assessed on total or partial surrenders. This rider cannot be terminated and applies to the entire Contract accumulated value.

Surrender Charge (not applicable with Liquidity Max)
If you elected Liquidity Max (for applications signed before April 6, 2017), no surrender charges are assessed on total or partial surrenders. The remainder of this Surrender Charge subsection only applies to contracts without Liquidity Max.
A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge (as a percentage of amounts surrendered) for applications signed before April 6, 2017:

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender charge (as a percentage of amounts surrendered) for applications signed on or after April 6, 2017:

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described in this section; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Amount
The Free Surrender Amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders, partial annuitizations, and deferred income transfers since the last Contract anniversary.
Any amount not taken under the Free Surrender Amount in a contract year is not added to the amount available under the Free Surrender Amount for any following contract year(s).
Unscheduled partial surrenders of the Free Surrender Amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	deferred income transfers applied to a deferred income payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider (not applicable with Liquidity Max)
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the owner or annuitant has a critical need; and

•	the critical need did not exist before the contract issue date.
For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract issue date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•	total and permanent disability — the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.

Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract accumulated value for them when you make a premium payment, request a surrender (total or partial), request application of the accumulated value (full or partial) to an annuity benefit payment option, or make a deferred income transfer. Premium taxes generally range from 0% in most states to as high as 3.50% (premium taxes, if any, will vary from state to state).
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. For applications signed before April 1, 2017, the annual rate of the charge is 1.00%. For applications signed on or after April 1, 2017 and before May 1, 2018, the annual rate of the charge is 0.85% of the average daily net assets of the Separate Account divisions. For applications signed on or after May 1, 2018, the annual rate of the charge is 0.60% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 1.15% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.
This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.

Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.30% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge, above.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If the Liquidity Max charge is not enough to cover our costs, we bear the loss. If the Liquidity Max charge is more than our costs, the excess is profit to the Company.
Optional Death Benefit Riders
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
Return of Premium Death Benefit Rider
For applications signed before April 6, 2017, the annual charge for this rider is 0.20% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.05% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.35% (0.0875% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
For applications signed on or after April 6, 2017, the annual charge for this rider is 0.35% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0875% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.50% (0.1250% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

Annual Step-Up Death Benefit Rider
For applications signed before April 6, 2017, the annual charge for this rider is 0.35% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0875% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.50% (0.1250% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
For applications signed on or after April 6, 2017, the annual charge for this rider is 0.45% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.1125% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.60% (0.1500% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
3. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
Unscheduled Transfers
You may make unscheduled division transfers from one division to another division.

•	Transfer values are calculated using the price next determined after we receive your request in good order.

•
We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at our sole discretion any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. The transfers do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:

•	quarterly (on a calendar year or contract year basis); or

•	semiannually or annually (on a contract year basis).

•	You may rebalance by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Growth division and 50% in the Government & High Quality Bond division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Growth division, with the remaining 40% in the Government & High Quality Bond division. By rebalancing, units from the LargeCap Growth division are redeemed and applied to the Government & High Quality Bond division so that 50% of the Separate Account division value is once again in each division.

Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers to purchase deferred income payments.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
A deferred income transfer may be canceled within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.
Surrenders
You may surrender all or part your Contract accumulated value by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request in good order. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 8. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender with Flexible Pension Builder Rider
When deferred income transfers have not been made:

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•
If you have collaterally assigned this Contract, you must obtain written consent of all collateral assignees prior to surrender. A collateral assignment is an agreement under which you assign these annuity benefits to a lender as collateral for a loan.

When deferred income transfers have been made:

•
You may surrender the Contract accumulated value at any time before the annuitization date. Except for the Flexible Pension Builder Rider and its benefits, all other Contract provisions will then change to inactive contract status.  Any deferred income payments will be paid according to the deferred income payment option and frequency you selected. If the Contract changes to inactive contract status during the deferred income transfer 10 day cancellation period and you elect to cancel that deferred income transfer, the Contract will return to active status. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	The written consent of all collateral assignees must be obtained prior to surrender.
Total Surrender without Flexible Pension Builder Rider

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	We will not allow an unscheduled partial surrender that will result in your accumulated value being less than $5,000; we reserve the right to increase this amount up to and including $10,000.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.

•	The written consent of all collateral assignees must be obtained prior to partial surrender.
4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER)
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.

This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.

•	Deferred income transfers will be treated as partial surrenders under the contract.

•	Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.

•	Deferred income transfers are not allowed during the first two contract years.

•	You cannot make deferred income transfers if there are joint owners and/or joint annuitants.

•	You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).

•	If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.

•	Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will elect the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also elect one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).

Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:

1.	The deferred income transfers made;

2.	The income start date you selected;

3.	The deferred income payment option and the frequency of deferred income payments you elected;

4.	The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and

5.	The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period.

SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.

If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:

1.	The deferred income payment on the income start date, multiplied by

2.	The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by

3.	The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:

1.	The CPI-U is discontinued, delayed, or otherwise not available for this use; or

2.	The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.

Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:

1.	The beginning and end dates of the current period;

2.	The deferred income transfers made, by date received;

3.	The deferred income payment purchased by each deferred income transfer during the current period;

4.	The income start date;

5.	The deferred income payment option; and

6.	The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:

1.	The contract terminates; or

2.	Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
5. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date on your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date that is prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.

Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled unless deferred income transfers have been made (see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) ). You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to tax penalties (see 8. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to partially annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization. If the amount applied to a benefit option results in an annuity income payment that is less than the minimum requirement, we reserve the right to change the frequency of your income payments to an interval that will result in a payment amount of at least the minimum requirement.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected;

•	age and gender of the annuitant (unless fixed period income option is selected);

•	frequency of the annuity benefit payments; and

•	duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. Minimum annuity benefit payment amounts will be based on the 2012 Individual Annuity Mortality Period Life Table as stated in the Contract. This basis is guaranteed for the life of the Contract for the following fixed annuity benefit payment options: Life Income, Life Income with Period Certain, Joint and Survivor Life Income, and Joint and Survivor Life Income Period Certain. Other annuity benefit payment options may be available without this guaranteed basis.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract. The annuity benefit payment amount will not be less than the annuity benefit payment amount that would be provided by using the accumulated value to purchase any Principal Life Insurance Company single premium immediate annuity contract offered to the same class of annuitants. These options may include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life with Cash Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, the balance is paid to you or the person(s) you designate.

•
Life with Installment Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, payments continue to you or the person(s) you designate until they equal the amount of the accumulated value applied.

Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
6. DEATH BENEFIT
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) .
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) .
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See 2. CHARGES AND DEDUCTIONS for more information.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:

1.	the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or

2.	the death of the owner; or

3.	the date the Contract owner is changed (unless changed to a non-natural owner); or

4.	the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.

If you elected this rider, the death benefit amount is the greater of a or b, where:

a =	the accumulated value on the date we receive proof of death and all required documents; and

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.

NOTE:
If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) ), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amount determined in b above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.

Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:

a =	the accumulated value on the date we receive proof of death and all required documents;

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and

c =
the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.

NOTE:
If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) ), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

7. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed, the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment and any deferred income payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If you have the Flexible Pension Builder Rider and deferred income transfers have been made, the annuitant may not be changed. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) .
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) . Termination of the Contract will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender, deferred income transfer (except during the 10 day cancellation period), or partial annuitization. If you return a partial surrender or partial annuitization, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the amounts reinstated; and

•	new data page is sent to your address of record.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.

We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and Separate Account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.5% of premium payments by the Company for the distribution of the Contract. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. PSI currently receives 12b-1 fees for Principal Variable Contracts Funds.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.

Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described in this section vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
8. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.

The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments and deferred income payments:

•
The basic rule for taxing annuity benefit payments/deferred income payments is that part of each annuity benefit payment/deferred income payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment/deferred income payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment/deferred income payment is includable in gross income for the year received.

•	The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment/deferred income payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.

Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions : There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions; or

•	for amounts levied by the IRS directly against your IRA.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.

9. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisors that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B; the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisors, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company will be filed by amendment.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company will be filed by amendment.

10. TABLE OF SEPARATE ACCOUNT DIVISIONS

ALPS/Red Rocks Listed Private Equity Division

Invests in:	ALPS/Red Rocks Listed Private Equity Fund – Class III
Investment Advisor:	ALPS Advisors/Red Rocks Capital LLC
Investment Objective:	seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Value Division

Invests in:	American Century VP Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Asset Allocation Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide you a high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Insurance Series Blue Chip Income and Growth Division

Invests in:	American Funds Insurance Series Blue Chip Income and Growth Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Managed Risk Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Managed Risk Asset Allocation Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk Growth Fund Division

Invests in:	American Funds Insurance Series Managed Risk Growth Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks growth of capital while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk International Fund Division

Invests in:	American Funds Insurance Series Managed Risk International Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks long-term grown of capital while seeking to manage volatility and provide downside protection.

American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BlackRock Advantage U.S. Total Market Division

Invests in:	BlackRock Advantage U.S. Total Market V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks long-term growth of capital.

BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Dynamic Allocation Division

Invests in:	BlackRock iShares Dynamic Allocation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

Calvert EAFE International Index Division

Invests in:	Calvert VP EAFE International Index Portfolio – Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Investment Grade Bond Index Division

Invests in:	Calvert VP Investment Grade Bond Index Portfolio – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Investment Objective:	seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index.

Calvert Russell 2000 SmallCap Index Division

Invests in:	Calvert VP Russell 2000 SmallCap Index Portfolio – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division

Invests in:	Calvert VP S&P MidCap 400 Index Portfolio – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Small Cap Growth Division

Invests in:	ClearBridge Variable Small Cap Growth Portfolio – Class II
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

Columbia Small Cap Value Division

Invests in:	Columbia VP Small Cap Value Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with long-term capital appreciation.

Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

Dreyfus IP MidCap Stock Division

Invests in:	Dreyfus IP MidCap Stock Portfolio – Service Share
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with BNY Mellon Asset Management North American Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

DWS Alternative Asset Allocation Division (This underlying mutual fund is a fund of funds)

Invests in:	DWS Alternative Asset Allocation VIP – Class B
Investment Advisor:	RREEF America LLC through a sub-advisory agreement with DWS Investment Management Americas Inc.
Investment Objective:	seeks capital appreciation.

DWS Equity 500 Index Division

Invests in:	DWS Equity 500 Index VIP – Class B2
Investment Advisor:	DWS Investment Management Americas Inc. and Northern Trust Investment, Inc.
Investment Objective:
seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.

DWS Small MidCap Value Division

Invests in:	DWS Small MidCap Value VIP – Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

Franklin Income VIP Division

Invests in:	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Rising Dividends VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Multi-Strategy Alternatives Division (This underlying mutual fund is a fund of funds)

Invests in:	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

Invesco Balanced-Risk Allocation Division

Invests in:	Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks total return with a low to moderate correlation to traditional financial market indices.

Invesco Health Care Division (f.k.a. Invesco Global Health Care Division)

Invests in:	Invesco V.I. Health Care Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division

Invests in:	Janus Henderson Series Flexible Bond Portfolio – Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

MFS International Value Division

Invests in:	MFS® International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division

Invests in:	MFS® New Discovery Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS Utilities Division

Invests in:	MFS® Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

Neuberger Berman AMT Mid Cap Growth Division

Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division

Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio – Class S
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks to invest primarily in common stock of mid- to large-capitalization companies that meet the Funds' quality oriented financial and ESG criteria.

PIMCO All Asset Division (This underlying mutual fund is a fund of funds)

Invests in:	PIMCO VIT All Asset Portfolio – Advisor Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO CommodityRealReturn® Strategy Division

Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio – Class M
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

Income Division

Invests in:	Principal Variable Contracts Funds Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 2
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 2
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 2
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Strategic Growth Portfolio – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk..

Rydex Basic Materials Division

Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:
seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

Rydex NASDAQ 100 Division

Invests in:	Rydex VI NASDAQ 100 Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.

Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

The Merger Fund Division

Invests in:	The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	seeks to provide attractive risk-adjusted returns in virtually all market environments while preserving investor capital and minimizing volatility based risk.

TOPS ® Aggressive Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Aggressive Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

TOPS ® Balanced ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Balanced ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks income and capital appreciation.

TOPS ® Conservative ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Conservative ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks to preserve capital and provide moderate income and moderate capital appreciation.

TOPS ® Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

TOPS ® Moderate Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Moderate Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

VanEck VIP Global Hard Assets Division

Invests in:	VanEck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

11. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-197214 and 811-02091.
12. TABLE OF CONTENTS OF THE SAI

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	13
Flexible Pension Builder Disclosure	16
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	N/A
Financial Statements	N/A
Principal Life Insurance Company
Report of Independent Auditors	N/A
Consolidated Financial Statements	N/A
To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A - CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following tables contain the unit values for the Contract for the periods ended December 31.
For applications signed on or after May 1, 2018
[This information will be updated at a later date]

Appendix A – Condensed Financial Information    76

For applications signed on or after April 6, 2017 and before May 1, 2018

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2017(1)	$10.000	$11.646	16.46%	8
American Century VP Inflation Protection
2017(1)	10.000	10.127	1.27	10
American Century VP Value
2017(1)	10.000	10.629	6.29	25
American Funds Asset Allocation
2017(1)	10.000	10.930	9.30	87
American Funds Blue Chip Income and Growth
2017(1)	10.000	11.152	11.52	71
American Funds Global Small Capitalization
2017(1)	10.000	11.673	16.73	19
American Funds Managed Risk Asset Allocation
2017(1)	10.000	10.863	8.63	41
American Funds Managed Risk Growth
2017(1)	10.000	11.532	15.32	38
American Funds Managed Risk International
2017(1)	10.000	11.775	17.75	6
American Funds New World
2017(1)	10.000	11.647	16.47	21
BlackRock Advantage U.S. Total Market VI (f.k.a. BlackRock Value Opportunities VI)
2017(1)	10.000	11.635	16.35	10
BlackRock Global Allocation VI
2017(1)	10.000	10.826	8.26	11
BlackRock iShares Alternative Strategies VI
2017(1)	10.000	10.597	5.97	6
BlackRock iShares Dynamic Allocation VI
2017(1)	10.000	10.997	9.97	12
Calvert EAFE International Index
2017(1)	10.000	11.557	15.57	7
Calvert Russell 2000 Small Cap
2017(1)	10.000	11.341	13.41	52
Calvert S&P MidCap 400
2017(1)	10.000	11.220	12.20	99
ClearBridge Small Cap Growth
2017(1)	10.000	11.930	19.30	27
Columbia Limited Duration Credit
2017(1)	10.000	10.031	0.31	4
Columbia Small Cap Value
2017(1)	10.000	11.527	15.27	19
Delaware VIP Limited Term Diversified Income
2017(1)	10.000	10.033	0.33	5

Appendix A – Condensed Financial Information    77

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Deutsche Alternative Asset Allocation VIP
2017(1)	$10.000	$10.406	4.06%	-
Deutsche Equity 500 Index VIP
2017(1)	10.000	11.389	13.89	24
Deutsche Small Mid Cap Value VIP
2017(1)	10.000	10.809	8.09	6
Dreyfus IP MidCap Stock
2017(1)	10.000	11.233	12.33	5
Fidelity VIP Contrafund®
2017(1)	10.000	11.281	12.81	107
Fidelity VIP Government Money Market
2017(1)	10.000	9.965	-0.35	226
Fidelity VIP MidCap
2017(1)	10.000	11.545	15.45	96
Fidelity VIP Overseas
2017(1)	10.000	11.881	18.81	19
Franklin Global Real Estate VIP
2017(1)	10.000	10.696	6.96	4
Franklin Rising Dividends VIP
2017(1)	10.000	11.483	14.83	30
Franklin Templeton Global Bond VIP
2017(1)	10.000	9.699	-3.01	45
Goldman Sachs VIT MidCap Value
2017(1)	10.000	10.726	7.26	7
Goldman Sachs VIT Multi-Strategy Alternatives
2017(1)	10.000	10.202	2.02	-
Goldman Sachs VIT SmallCap Equity Insights
2017(1)	10.000	11.288	12.88	8
Guggenheim Floating Rate Strategies Series F
2017(1)	10.000	10.170	1.70	9
Guggenheim Global Managed Futures Strategy
2017(1)	10.000	10.605	6.05	-
Guggenheim Long Short Equity
2017(1)	10.000	11.544	15.44	1
Guggenheim Multi-Hedge Strategies
2017(1)	10.000	10.287	2.87	4
Invesco V.I. Balanced-Risk Allocation
2017(1)	10.000	10.619	6.19	4
Invesco V.I. Global Health Care
2017(1)	10.000	10.611	6.11	16
Invesco V.I. International Growth
2017(1)	10.000	11.314	13.14	11
Janus Henderson Flexible Bond
2017(1)	10.000	10.131	1.31	27
MFS International Value
2017(1)	10.000	11.764	17.64	56
MFS New Discovery
2017(1)	10.000	12.005	20.05	12

Appendix A – Condensed Financial Information    78

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS Utilities
2017(1)	$10.000	$10.572	5.72%	34
Neuberger Berman AMT Mid Cap Growth
2017(1)	10.000	11.769	17.69	14
PIMCO VIT All Asset
2017(1)	10.000	10.709	7.09	3
PIMCO VIT Commodity Real Return Strategy
2017(1)	10.000	10.244	2.44	-
PIMCO VIT High Yield Portfolio
2017(1)	10.000	10.343	3.43	85
PIMCO VIT Low Duration
2017(1)	10.000	10.005	0.05	14
PIMCO VIT Total Return
2017(1)	10.000	10.219	2.19	50
Rydex Basic Materials
2017(1)	10.000	11.356	13.56	4
Rydex Commodities Strategy
2017(1)	10.000	10.892	8.92	-
Rydex NASDAQ 100
2017(1)	10.000	11.689	16.89	52
The Merger Fund VL
2017(1)	10.000	10.067	0.67	1
Van Eck VIP Global Hard Assets
2017(1)	10.000	10.054	0.54	2
Core Plus Bond
2017(1)	10.000	10.236	2.36	27
Diversified Balanced Managed Volatility
2017(1)	10.000	10.714	7.14	85
Diversified Growth Managed Volatility
2017(1)	10.000	10.890	8.90	255
Diversified International
2017(1)	10.000	11.831	18.31	45
Equity Income
2017(1)	10.000	11.499	14.99	85
Government & High Quality Bond
2017(1)	10.000	9.996	-0.04	33
Income
2017(1)	10.000	10.251	2.51	53
International Emerging Markets
2017(1)	10.000	12.332	23.32	57
LargeCap Growth
2017(1)	10.000	12.082	20.82	23
LargeCap Growth I
2017(1)	10.000	12.116	21.16	38
LargeCap S&P 500 Index
2017(1)	10.000	11.401	14.01	195
LargeCap Value
2017(1)	10.000	11.318	13.18	22

Appendix A – Condensed Financial Information    79

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Multi-Asset Income
2017(1)	$10.000	$10.683	6.83%	1
Principal Capital Appreciation
2017(1)	10.000	11.377	13.77	49
Principal LifeTime 2020
2017(1)	10.000	10.961	9.61	58
Principal LifeTime 2030
2017(1)	10.000	11.198	11.98	49
Principal LifeTime 2040
2017(1)	10.000	11.371	13.71	21
Principal LifeTime 2050
2017(1)	10.000	11.474	14.74	61
Real Estate Securities
2017(1)	10.000	10.616	6.16	63
SAM Balanced
2017(1)	10.000	10.959	9.59	394
SAM Conservative Balanced
2017(1)	10.000	10.686	6.86	229
SAM Conservative Growth
2017(1)	10.000	11.282	12.82	158
SAM Flexible Income
2017(1)	10.000	10.471	4.71	418
SAM Strategic Growth
2017(1)	10.000	11.444	14.44	169
Short-Term Income
2017(1)	10.000	10.024	0.24	55
SmallCap
2017(1)	10.000	11.123	11.23	23

(1)	Commenced Operations on April 5, 2017.

Appendix A – Condensed Financial Information    80

For applications signed before April 6, 2017

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2017	$9.587	$11.844	23.54%	-
2016	8.982	9.587	6.74	-
2015(1)	10.000	8.982	-10.18	-
American Century VP Inflation Protection
2017	9.890	10.136	2.49	4
2016	9.584	9.890	3.19	2
2015	9.940	9.584	-3.58	2
2014(2)	10.000	9.940	-0.60	-
American Century VP Value
2017	11.445	12.285	7.34	8
2016	9.626	11.445	18.90	11
2015	10.145	9.626	-5.12	12
2014(2)	10.000	10.145	1.45	2
American Funds Asset Allocation
2017	10.476	12.004	14.59	28
2016	9.707	10.476	7.92	29
2015(1)	10.000	9.707	-2.93	27
American Funds Blue Chip Income and Growth
2017	11.463	13.225	15.37	48
2016	9.785	11.463	17.15	45
2015	10.227	9.785	-4.32	41
2014(2)	10.000	10.227	2.27	7
American Funds Global Small Capitalization
2017	9.812	12.186	24.20	5
2016	9.746	9.812	0.68	6
2015	9.861	9.746	-1.17	6
2014(2)	10.000	9.861	-1.39	1
American Funds Managed Risk Asset Allocation
2017	10.276	11.662	13.49	12
2016	9.690	10.276	6.05	13
2015	9.908	9.690	-2.20	2
2014(2)	10.000	9.908	-0.92	-
American Funds Managed Risk Growth
2017	9.871	12.295	24.56	9
2016	9.740	9.871	1.34	8
2015	9.784	9.740	-0.45	8
2014(2)	10.000	9.784	-2.16	3
American Funds Managed Risk International
2017	8.355	10.630	27.23	3
2016	8.717	8.355	-4.15	3
2015	9.434	8.717	-7.60	3
2014(2)	10.000	9.434	-5.66	2

Appendix A – Condensed Financial Information    81

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Funds New World
2017	$8.931	$11.394	27.58%	30
2016	8.600	8.931	3.85	25
2015	9.003	8.600	-4.48	27
2014(2)	10.000	9.003	-9.97	6
BlackRock Advantage U.S. Total Market VI (f.k.a. BlackRock Value Opportunities VI)
2017	10.982	12.359	12.54	2
2016	9.002	10.982	22.00	-
2015(1)	10.000	9.002	-9.98	-
BlackRock Global Allocation VI
2017	9.547	10.732	12.41	-
2016	9.303	9.547	2.62	-
2015(1)	10.000	9.303	-6.97	-
BlackRock iShares Alternative Strategies VI
2017	9.760	10.849	11.16	3
2016	9.294	9.760	5.01	3
2015(1)	10.000	9.294	-7.06	-
BlackRock iShares Dynamic Allocation VI
2017	9.601	10.889	13.41	-
2016	9.148	9.601	4.95	-
2015(1)	10.000	9.148	-8.52	-
Calvert EAFE International Index
2017	8.898	10.947	23.03	1
2016	8.979	8.898	-0.90	1
2015	9.254	8.979	-2.97	-
2014(2)	10.000	9.254	-7.46	-
Calvert Russell 2000 Small Cap
2017	11.688	13.182	12.79	6
2016	9.801	11.688	19.25	5
2015	10.481	9.801	-6.49	8
2014(2)	10.000	10.481	4.81	1
Calvert S&P MidCap 400
2017	11.642	13.307	14.30	38
2016	9.817	11.642	18.59	38
2015	10.227	9.817	-4.01	28
2014(2)	10.000	10.227	2.27	2
ClearBridge Small Cap Growth
2017	9.891	12.117	22.50	-
2016	9.480	9.891	4.34	-
2015(1)	10.000	9.480	-5.20	-
Columbia Limited Duration Credit
2017	9.967	10.031	0.64	-
2016	9.576	9.967	4.08	-
2015(1)	10.000	9.576	-4.24	-
Columbia Small Cap Value
2017	11.944	13.459	12.68	8
2016	9.102	11.944	31.22	9
2015(1)	10.000	9.102	-8.98	-

Appendix A – Condensed Financial Information    82

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Delaware VIP Limited Term Diversified Income
2017	$9.934	$10.009	0.76%	1
2016	9.878	9.934	0.57	1
2015(1)	10.000	9.878	-1.22	-
Deutsche Alternative Asset Allocation VIP
2017	9.422	9.968	5.79	-
2016	9.078	9.422	3.79	-
2015	9.826	9.078	-7.61	-
2014(2)	10.000	9.826	-1.74	-
Deutsche Equity 500 Index VIP
2017	11.222	13.431	19.68	39
2016	10.209	11.222	9.92	41
2015	10.249	10.209	-0.39	29
2014(2)	10.000	10.249	2.49	2
Deutsche Small Mid Cap Value VIP
2017	11.227	12.223	8.87	5
2016	9.751	11.227	15.14	5
2015	10.087	9.751	-3.33	2
2014(2)	10.000	10.087	0.87	-
Dreyfus IP MidCap Stock
2017	10.562	12.012	13.73	6
2016	9.274	10.562	13.89	6
2015(1)	10.000	9.274	-7.26	2
Fidelity VIP Contrafund®
2017	10.747	12.918	20.20	59
2016	10.091	10.747	6.50	64
2015	10.166	10.091	-0.74	62
2014(2)	10.000	10.166	1.66	10
Fidelity VIP Government Money Market
2017	9.898	9.827	-0.72	26
2016(3)	10.000	9.898	-1.02	25
Fidelity VIP MidCap
2017	10.822	12.895	19.16	47
2016	9.781	10.822	10.64	47
2015	10.058	9.781	-2.75	59
2014(2)	10.000	10.058	0.58	14
Fidelity VIP Overseas
2017	9.021	11.593	28.51	6
2016	9.633	9.021	-6.35	6
2015	9.433	9.633	2.12	6
2014(2)	10.000	9.433	-5.67	-
Franklin Global Real Estate VIP
2017	10.432	11.393	9.21	18
2016	10.496	10.432	-0.61	18
2015	10.557	10.496	-0.58	20
2014(2)	10.000	10.557	5.57	2

Appendix A – Condensed Financial Information    83

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Rising Dividends VIP
2017	$11.279	$13.426	19.03%	37
2016	9.841	11.279	14.61	35
2015	10.343	9.841	-4.85	17
2014(2)	10.000	10.343	3.43	1
Franklin Templeton Global Bond VIP
2017	9.371	9.428	0.60	36
2016	9.215	9.371	1.69	37
2015	9.750	9.215	-5.49	36
2014(2)	10.000	9.750	-2.50	2
Goldman Sachs VIT MidCap Value
2017	10.265	11.248	9.58	14
2016	9.166	10.265	11.99	14
2015	10.248	9.166	-10.56	14
2014(2)	10.000	10.248	2.48	1
Goldman Sachs VIT Multi-Strategy Alternatives
2017	9.261	9.646	4.16	-
2016	9.341	9.261	-0.86	-
2015(1)	10.000	9.341	-6.59	-
Goldman Sachs VIT SmallCap Equity Insights
2017	12.446	13.685	9.95	5
2016	10.237	12.446	21.58	5
2015	10.620	10.237	-3.61	5
2014(2)	10.000	10.620	6.20	-
Guggenheim Floating Rate Strategies Series F
2017	10.620	10.862	2.28	5
2016	9.895	10.620	7.33	3
2015	9.937	9.895	-0.42	3
2014(2)	10.000	9.937	-0.63	-
Guggenheim Global Managed Futures Strategy
2017	8.816	9.475	7.47	4
2016	10.463	8.816	-15.74	8
2015	10.751	10.463	-2.68	8
2014(2)	10.000	10.751	7.51	2
Guggenheim Long Short Equity
2017	10.404	11.813	13.55	4
2016	10.456	10.404	-0.50	4
2015	10.446	10.456	0.10	4
2014(2)	10.000	10.446	4.46	4
Guggenheim Multi-Hedge Strategies
2017	10.163	10.417	2.50	-
2016	10.331	10.163	-1.63	1
2015	10.261	10.331	0.68	1
2014(2)	10.000	10.261	2.61	-

Appendix A – Condensed Financial Information    84

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Balanced-Risk Allocation
2017	$10.504	$11.405	8.58%	4
2016	9.528	10.504	10.24	4
2015	10.082	9.528	-5.49	2
2014(2)	10.000	10.082	0.82	-
Invesco V.I. Global Health Care
2017	9.181	10.488	14.24	27
2016	10.516	9.181	-12.69	22
2015	10.339	10.516	1.71	30
2014(2)	10.000	10.339	3.39	6
Invesco V.I. International Growth
2017	9.082	11.019	21.33	34
2016	9.252	9.082	-1.84	33
2015	9.610	9.252	-3.73	24
2014(2)	10.000	9.610	-3.90	3
Janus Henderson Flexible Bond
2017	10.034	10.252	2.18	45
2016	9.930	10.034	1.05	48
2015	10.051	9.930	-1.20	28
2014(2)	10.000	10.051	0.51	2
MFS International Value
2017	10.611	13.303	25.37	33
2016	10.337	10.611	2.65	33
2015	9.835	10.337	5.10	30
2014(2)	10.000	9.835	-1.65	6
MFS New Discovery
2017	9.838	12.287	24.89	6
2016	9.147	9.838	7.55	6
2015(1)	10.000	9.147	-8.53	-
MFS Utilities
2017	9.084	10.282	13.19	26
2016	8.261	9.084	9.96	23
2015	9.804	8.261	-15.74	28
2014(2)	10.000	9.804	-1.96	11
Neuberger Berman AMT Mid Cap Growth
2017	9.464	11.654	23.14	2
2016	9.191	9.464	2.97	2
2015(1)	10.000	9.191	-8.09	2
PIMCO VIT All Asset
2017	9.784	10.966	12.08	-
2016	8.766	9.784	11.61	-
2015(1)	10.000	8.766	-12.34	-
PIMCO VIT Commodity Real Return Strategy
2017	8.199	8.263	0.78	-
2016	7.236	8.199	13.31	1
2015(1)	10.000	7.236	-27.64	-

Appendix A – Condensed Financial Information    85

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT High Yield Portfolio
2017	$10.684	$11.262	5.41%	38
2016	9.610	10.684	11.18	36
2015	9.883	9.610	-2.76	34
2014(2)	10.000	9.883	-1.17	-
PIMCO VIT Low Duration
2017	9.905	9.914	0.09	1
2016	9.890	9.905	0.15	1
2015(1)	10.000	9.890	-1.10	1
PIMCO VIT Total Return
2017	10.187	10.566	3.72	35
2016	10.036	10.187	1.50	28
2015	10.110	10.036	-0.73	26
2014(2)	10.000	10.110	1.10	-
Rydex Basic Materials
2017	9.980	11.981	20.05	6
2016	7.715	9.980	29.36	7
2015(1)	10.000	7.715	-22.85	-
Rydex Commodities Strategy
2017	5.057	5.221	3.24	16
2016	4.633	5.057	9.15	20
2015	7.080	4.633	-34.56	2
2014(2)	10.000	7.080	-29.20	1
Rydex NASDAQ 100
2017	11.529	14.945	29.63	16
2016	11.004	11.529	4.77	17
2015	10.284	11.004	7.00	25
2014(2)	10.000	10.284	2.84	9
The Merger Fund VL
2017	9.774	9.910	1.40	-
2016	9.651	9.774	1.27	-
2015(1)	10.000	9.651	-3.49	-
Van Eck VIP Global Hard Assets
2017	7.082	6.863	-3.09	16
2016	4.995	7.082	41.78	24
2015	7.613	4.995	-34.39	41
2014(2)	10.000	7.613	-23.87	13
Core Plus Bond
2017	9.991	10.322	3.31	19
2016	9.735	9.991	2.63	15
2015(1)	10.000	9.735	-2.65	-
Diversified Balanced Managed Volatility
2017	10.571	11.590	9.64	17
2016	10.049	10.571	5.19	16
2015	10.164	10.049	-1.13	17
2014(2)	10.000	10.164	1.64	1

Appendix A – Condensed Financial Information    86

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Growth Managed Volatility
2017	$10.668	$11.954	12.05%	32
2016	10.033	10.668	6.33	31
2015	10.143	10.033	-1.08	30
2014(2)	10.000	10.143	1.43	3
Diversified International
2017	9.116	11.607	27.33	7
2016	9.211	9.116	-1.03	14
2015	9.379	9.211	-1.79	14
2014(2)	10.000	9.379	-6.21	3
Equity Income
2017	11.061	13.206	19.40	43
2016	9.693	11.061	14.11	43
2015	10.230	9.693	-5.25	45
2014(2)	10.000	10.230	2.30	6
Government & High Quality Bond
2017	10.112	10.147	0.35	92
2016	10.074	10.112	0.38	102
2015	10.123	10.074	-0.48	80
2014(2)	10.000	10.123	1.23	1
Income
2017	10.119	10.491	3.68	7
2016	9.701	10.119	4.31	11
2015(1)	10.000	9.701	-2.99	-
International Emerging Markets
2017	8.410	11.682	38.90	6
2016	7.795	8.410	7.89	3
2015(1)	10.000	7.795	-22.05	-
LargeCap Growth
2017	9.797	13.030	33.00	21
2016	10.473	9.797	-6.45	20
2015	10.116	10.473	3.53	22
2014(2)	10.000	10.116	1.16	-
LargeCap Growth I
2017	9.986	13.168	31.87	5
2016	9.995	9.986	-0.09	-
2015(1)	10.000	9.995	-0.05	38
LargeCap S&P 500 Index
2017	10.626	12.732	19.82	14
2016	9.657	10.626	10.03	9
2015(1)	10.000	9.657	-3.43	3
LargeCap Value
2017	10.217	11.771	15.21	-
2016	9.580	10.217	6.65	-
2015(1)	10.000	9.580	-4.20	-
Multi-Asset Income
2017	10.390	11.488	10.57	-
2016(4)	10.000	10.390	3.90	-

Appendix A – Condensed Financial Information    87

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal Capital Appreciation
2017	$11.188	$13.324	19.09%	21
2016	10.397	11.188	7.61	22
2015	10.318	10.397	0.77	29
2014(2)	10.000	10.318	3.18	19
Principal LifeTime 2020
2017	9.806	11.120	13.40	-
2016	9.397	9.806	4.35	-
2015(1)	10.000	9.397	-6.03	-
Principal LifeTime 2030
2017	9.751	11.371	16.61	17
2016	9.345	9.751	4.34	1
2015(1)	10.000	9.345	-6.55	-
Principal LifeTime 2040
2017	9.690	11.535	19.04	2
2016	9.321	9.690	3.96	-
2015(1)	10.000	9.321	-6.79	-
Principal LifeTime 2050
2017	9.682	11.667	20.50	7
2016	9.307	9.682	4.03	7
2015(1)	10.000	9.307	-6.93	3
Real Estate Securities
2017	12.215	13.155	7.70	80
2016	11.709	12.215	4.32	80
2015	11.388	11.709	2.82	75
2014(2)	10.000	11.388	13.88	15
SAM Balanced
2017	10.349	11.753	13.57	202
2016	9.819	10.349	5.40	191
2015	10.041	9.819	-2.21	209
2014(2)	10.000	10.041	0.41	55
SAM Conservative Balanced
2017	10.311	11.329	9.87	134
2016	9.833	10.311	4.86	170
2015	10.040	9.833	-2.06	160
2014(2)	10.000	10.040	0.40	24
SAM Conservative Growth
2017	10.348	12.220	18.09	447
2016	9.804	10.348	5.55	445
2015	10.053	9.804	-2.48	463
2014(2)	10.000	10.053	0.53	42
SAM Flexible Income
2017	10.299	11.010	6.90	151
2016	9.761	10.299	5.51	127
2015	10.029	9.761	-2.67	135
2014(2)	10.000	10.029	0.29	2

Appendix A – Condensed Financial Information    88

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Strategic Growth
2017	$10.246	$12.352	20.56%	132
2016	9.787	10.246	4.69	142
2015	10.089	9.787	-2.99	135
2014(2)	10.000	10.089	0.89	60
Short-Term Income
2017	10.034	10.096	0.62	40
2016	9.950	10.034	0.84	45
2015	10.006	9.950	-0.56	33
2014(2)	10.000	10.006	0.06	1
SmallCap
2017	10.581	11.775	11.28	46
2016	9.136	10.581	15.82	65
2015(1)	10.000	9.136	-8.64	66

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

(3)	Commenced Operations on April 8, 2016

(4)	Commenced Operations on May 21, 2016

Appendix A – Condensed Financial Information    89

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2017	$9.548	$11.766	23.23%	2
2016	8.968	9.548	6.47	3
2015(1)	10.000	8.968	-10.32	3
American Century VP Inflation Protection
2017	9.834	10.054	2.23	13
2016	9.553	9.834	2.94	14
2015	9.933	9.553	-3.83	4
2014(2)	10.000	9.933	-0.67	2
American Century VP Value
2017	11.380	12.185	7.07	38
2016	9.595	11.380	18.60	37
2015	10.138	9.595	-5.36	23
2014(2)	10.000	10.138	1.38	1
American Funds Asset Allocation
2017	10.433	11.925	14.30	48
2016	9.692	10.433	7.65	28
2015(1)	10.000	9.692	-3.08	56
American Funds Blue Chip Income and Growth
2017	11.398	13.117	15.08	50
2016	9.754	11.398	16.85	48
2015	10.220	9.754	-4.56	51
2014(2)	10.000	10.220	2.20	3
American Funds Global Small Capitalization
2017	9.757	12.087	23.88	7
2016	9.715	9.757	0.43	9
2015	9.854	9.715	-1.41	8
2014(2)	10.000	9.854	-1.46	-
American Funds Managed Risk Asset Allocation
2017	10.217	11.567	13.21	17
2016	9.659	10.217	5.78	14
2015	9.901	9.659	-2.44	5
2014(2)	10.000	9.901	-0.99	-
American Funds Managed Risk Growth
2017	9.815	12.195	24.24	9
2016	9.709	9.815	1.09	9
2015	9.777	9.709	-0.70	8
2014(2)	10.000	9.777	-2.23	-
American Funds Managed Risk International
2017	8.308	10.543	26.90	2
2016	8.690	8.308	-4.40	2
2015	9.427	8.690	-7.82	1
2014(2)	10.000	9.427	-5.73	-
American Funds New World
2017	8.880	11.301	27.27	10
2016	8.573	8.880	3.58	12
2015	8.997	8.573	-4.71	18
2014(2)	10.000	8.997	-10.03	-

Appendix A – Condensed Financial Information    90

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
BlackRock Advantage U.S. Total Market VI (f.k.a. BlackRock Value Opportunities VI)
2017	$10.937	$12.278	12.26%	-
2016	8.988	10.937	21.68	3
2015(1)	10.000	8.988	-10.12	-
BlackRock Global Allocation VI
2017	9.508	10.661	12.13	6
2016	9.289	9.508	2.36	7
2015(1)	10.000	9.289	-7.11	6
BlackRock iShares Alternative Strategies VI
2017	9.720	10.778	10.89	1
2016	9.280	9.720	4.74	1
2015(1)	10.000	9.280	-7.20	1
BlackRock iShares Dynamic Allocation VI
2017	9.562	10.817	13.13	-
2016	9.134	9.562	4.69	-
2015(1)	10.000	9.134	-8.66	-
Calvert EAFE International Index
2017	8.847	10.857	22.72	1
2016	8.950	8.847	-1.15	1
2015	9.247	8.950	-3.21	1
2014(2)	10.000	9.247	-7.53	1
Calvert Russell 2000 Small Cap
2017	11.621	13.075	12.51	8
2016	9.770	11.621	18.95	8
2015	10.473	9.770	-6.71	3
2014(2)	10.000	10.473	4.73	1
Calvert S&P MidCap 400
2017	11.576	13.199	14.02	26
2016	9.785	11.576	18.30	27
2015	10.220	9.785	-4.26	21
2014(2)	10.000	10.220	2.20	1
ClearBridge Small Cap Growth
2017	9.851	12.037	22.19	5
2016	9.466	9.851	4.07	1
2015(1)	10.000	9.466	-5.34	1
Columbia Limited Duration Credit
2017	9.926	9.965	0.39	-
2016	9.561	9.926	3.82	-
2015(1)	10.000	9.561	-4.39	1
Columbia Small Cap Value
2017	11.895	13.371	12.41	12
2016	9.088	11.895	30.89	12
2015(1)	10.000	9.088	-9.12	8
Delaware VIP Limited Term Diversified Income
2017	9.893	9.943	0.51	2
2016	9.862	9.893	0.31	2
2015(1)	10.000	9.862	-1.38	1

Appendix A – Condensed Financial Information    91

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Deutsche Alternative Asset Allocation VIP
2017	$9.368	$9.886	5.53%	4
2016	9.049	9.368	3.53	5
2015	9.819	9.049	-7.84	4
2014(2)	10.000	9.819	-1.81	-
Deutsche Equity 500 Index VIP
2017	11.158	13.321	19.39	39
2016	10.176	11.158	9.65	41
2015	10.242	10.176	-0.64	38
2014(2)	10.000	10.242	2.42	4
Deutsche Small Mid Cap Value VIP
2017	11.163	12.124	8.61	12
2016	9.720	11.163	14.85	10
2015	10.080	9.720	-3.57	9
2014(2)	10.000	10.080	0.80	-
Dreyfus IP MidCap Stock
2017	10.519	11.934	13.45	3
2016	9.260	10.519	13.60	4
2015(1)	10.000	9.260	-7.40	3
Fidelity VIP Contrafund®
2017	10.686	12.813	19.90	74
2016	10.059	10.686	6.23	75
2015	10.159	10.059	-0.98	64
2014(2)	10.000	10.159	1.59	3
Fidelity VIP Government Money Market
2017	9.876	9.780	-0.97	18
2016(3)	10.000	9.876	-1.24	366
Fidelity VIP MidCap
2017	10.760	12.790	18.87	47
2016	9.749	10.760	10.37	44
2015	10.050	9.749	-3.00	36
2014(2)	10.000	10.050	0.50	1
Fidelity VIP Overseas
2017	8.970	11.498	28.18	7
2016	9.602	8.970	-6.58	9
2015	9.427	9.602	1.86	6
2014(2)	10.000	9.427	-5.73	-
Franklin Global Real Estate VIP
2017	10.373	11.300	8.94	16
2016	10.462	10.373	-0.85	18
2015	10.549	10.462	-0.82	18
2014(2)	10.000	10.549	5.49	2
Franklin Rising Dividends VIP
2017	11.215	13.316	18.74	37
2016	9.810	11.215	14.32	37
2015	10.336	9.810	-5.09	31
2014(2)	10.000	10.336	3.36	6

Appendix A – Condensed Financial Information    92

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Templeton Global Bond VIP
2017	$9.318	$9.351	0.35%	34
2016	9.186	9.318	1.44	35
2015	9.743	9.186	-5.72	51
2014(2)	10.000	9.743	-2.57	5
Goldman Sachs VIT MidCap Value
2017	10.206	11.156	9.31	29
2016	9.137	10.206	11.70	31
2015	10.241	9.137	-10.78	37
2014(2)	10.000	10.241	2.41	1
Goldman Sachs VIT Multi-Strategy Alternatives
2017	9.223	9.583	3.90	-
2016	9.327	9.223	-1.12	-
2015(1)	10.000	9.327	-6.73	1
Goldman Sachs VIT SmallCap Equity Insights
2017	12.375	13.573	9.68	2
2016	10.204	12.375	21.28	3
2015	10.613	10.204	-3.85	6
2014(2)	10.000	10.613	6.13	-
Guggenheim Floating Rate Strategies Series F
2017	10.559	10.773	2.03	5
2016	9.864	10.559	7.05	6
2015	9.930	9.864	-0.66	6
2014(2)	10.000	9.930	-0.70	1
Guggenheim Global Managed Futures Strategy
2017	8.766	9.397	7.20	1
2016	10.430	8.766	-15.95	-
2015	10.743	10.430	-2.91	2
2014(2)	10.000	10.743	7.43	-
Guggenheim Long Short Equity
2017	10.345	11.717	13.26	3
2016	10.423	10.345	-0.75	4
2015	10.438	10.423	-0.14	5
2014(2)	10.000	10.438	4.38	1
Guggenheim Multi-Hedge Strategies
2017	10.106	10.332	2.23	5
2016	10.298	10.106	-1.86	5
2015	10.253	10.298	0.44	5
2014(2)	10.000	10.253	2.53	-
Invesco V.I. Balanced-Risk Allocation
2017	10.444	11.312	8.31	15
2016	9.498	10.444	9.96	16
2015	10.075	9.498	-5.73	18
2014(2)	10.000	10.075	0.75	-

Appendix A – Condensed Financial Information    93

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Global Health Care
2017	$9.129	$10.402	13.95%	55
2016	10.483	9.129	-12.92	61
2015	10.332	10.483	1.46	48
2014(2)	10.000	10.332	3.32	-
Invesco V.I. International Growth
2017	9.031	10.929	21.02	15
2016	9.222	9.031	-2.07	13
2015	9.603	9.222	-3.97	22
2014(2)	10.000	9.603	-3.97	1
Janus Henderson Flexible Bond
2017	9.977	10.169	1.92	36
2016	9.898	9.977	0.80	36
2015	10.044	9.898	-1.45	52
2014(2)	10.000	10.044	0.44	5
MFS International Value
2017	10.551	13.195	25.06	28
2016	10.304	10.551	2.40	22
2015	9.828	10.304	4.84	24
2014(2)	10.000	9.828	-1.72	-
MFS New Discovery
2017	9.798	12.206	24.58	3
2016	9.132	9.798	7.29	3
2015(1)	10.000	9.132	-8.68	2
MFS Utilities
2017	9.033	10.198	12.90	76
2016	8.235	9.033	9.69	75
2015	9.797	8.235	-15.94	61
2014(2)	10.000	9.797	-2.03	4
Neuberger Berman AMT Mid Cap Growth
2017	9.425	11.578	22.84	4
2016	9.176	9.425	2.71	3
2015(1)	10.000	9.176	-8.24	3
PIMCO VIT All Asset
2017	9.744	10.895	11.81	6
2016	8.752	9.744	11.33	5
2015(1)	10.000	8.752	-12.48	-
PIMCO VIT Commodity Real Return Strategy
2017	8.166	8.209	0.52	1
2016	7.225	8.166	13.02	1
2015(1)	10.000	7.225	-27.75	1
PIMCO VIT High Yield Portfolio
2017	10.623	11.170	5.15	36
2016	9.579	10.623	10.90	35
2015	9.876	9.579	-3.01	45
2014(2)	10.000	9.876	-1.24	2

Appendix A – Condensed Financial Information    94

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT Low Duration
2017	$9.864	$9.849	-0.15%	2
2016	9.875	9.864	-0.11	1
2015(1)	10.000	9.875	-1.25	1
PIMCO VIT Total Return
2017	10.129	10.480	3.47	20
2016	10.004	10.129	1.25	23
2015	10.103	10.004	-0.98	27
2014(2)	10.000	10.103	1.03	4
Rydex Basic Materials
2017	9.939	11.903	19.76	27
2016	7.702	9.939	29.04	28
2015(1)	10.000	7.702	-22.98	-
Rydex Commodities Strategy
2017	5.028	5.178	2.98	5
2016	4.618	5.028	8.88	7
2015	7.075	4.618	-34.73	1
2014(2)	10.000	7.075	-29.25	1
Rydex NASDAQ 100
2017	11.464	14.823	29.30	34
2016	10.969	11.464	4.51	33
2015	10.277	10.969	6.73	34
2014(2)	10.000	10.277	2.77	-
The Merger Fund VL
2017	9.734	9.846	1.15	-
2016	9.636	9.734	1.02	-
2015(1)	10.000	9.636	-3.64	-
Van Eck VIP Global Hard Assets
2017	7.041	6.807	-3.32	11
2016	4.979	7.041	41.41	16
2015	7.608	4.979	-34.56	5
2014(2)	10.000	7.608	-23.92	2
Core Plus Bond
2017	9.950	10.254	3.06	12
2016	9.719	9.950	2.38	7
2015(1)	10.000	9.719	-2.81	2
Diversified Balanced Managed Volatility
2017	10.511	11.495	9.37	169
2016	10.017	10.511	4.93	177
2015	10.157	10.017	-1.38	24
2014(2)	10.000	10.157	1.57	-
Diversified Growth Managed Volatility
2017	10.607	11.856	11.78	12
2016	10.001	10.607	6.06	19
2015	10.136	10.001	-1.33	3
2014(2)	10.000	10.136	1.36	-

Appendix A – Condensed Financial Information    95

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified International
2017	$9.064	$11.512	27.01%	6
2016	9.182	9.064	-1.29	7
2015	9.373	9.182	-2.04	9
2014(2)	10.000	9.373	-6.27	-
Equity Income
2017	10.999	13.099	19.09	74
2016	9.662	10.999	13.84	72
2015	10.223	9.662	-5.49	59
2014(2)	10.000	10.223	2.23	2
Government & High Quality Bond
2017	10.054	10.064	0.10	15
2016	10.042	10.054	0.12	31
2015	10.115	10.042	-0.72	19
2014(2)	10.000	10.115	1.15	1
Income
2017	10.078	10.422	3.42	23
2016	9.685	10.078	4.06	33
2015(1)	10.000	9.685	-3.15	2
International Emerging Markets
2017	8.375	11.605	38.57	13
2016	7.783	8.375	7.61	11
2015(1)	10.000	7.783	-22.17	4
LargeCap Growth
2017	9.741	12.924	32.68	11
2016	10.440	9.741	-6.70	12
2015	10.109	10.440	3.27	20
2014(2)	10.000	10.109	1.09	1
LargeCap Growth I
2017	9.946	13.082	31.53	13
2016	9.979	9.946	-0.33	13
2015(1)	10.000	9.979	-0.21	11
LargeCap S&P 500 Index
2017	10.583	12.649	19.52	66
2016	9.642	10.583	9.76	63
2015(1)	10.000	9.642	-3.58	12
LargeCap Value
2017	10.176	11.694	14.92	6
2016	9.565	10.176	6.39	5
2015(1)	10.000	9.565	-4.35	1
Multi-Asset Income
2017	10.374	11.442	10.29	-
2016(4)	10.000	10.374	3.74	-
Principal Capital Appreciation
2017	11.125	13.215	18.79	12
2016	10.364	11.125	7.34	17
2015	10.310	10.364	0.52	32
2014(2)	10.000	10.310	3.10	-

Appendix A – Condensed Financial Information    96

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2020
2017	$9.766	$11.047	13.12%	3
2016	9.383	9.766	4.08	2
2015(1)	10.000	9.383	-6.17	2
Principal LifeTime 2030
2017	9.711	11.296	16.32	10
2016	9.330	9.711	4.08	7
2015(1)	10.000	9.330	-6.70	2
Principal LifeTime 2040
2017	9.651	11.459	18.74	11
2016	9.307	9.651	3.70	12
2015(1)	10.000	9.307	-6.93	-
Principal LifeTime 2050
2017	9.643	11.591	20.20	-
2016	9.292	9.643	3.78	1
2015(1)	10.000	9.292	-7.08	-
Real Estate Securities
2017	12.145	13.048	7.43	62
2016	11.671	12.145	4.06	245
2015	11.380	11.671	2.56	73
2014(2)	10.000	11.380	13.80	1
SAM Balanced
2017	10.290	11.657	13.29	211
2016	9.787	10.290	5.14	162
2015	10.034	9.787	-2.46	175
2014(2)	10.000	10.034	0.34	9
SAM Conservative Balanced
2017	10.252	11.237	9.60	110
2016	9.801	10.252	4.60	129
2015	10.033	9.801	-2.31	145
2014(2)	10.000	10.033	0.33	31
SAM Conservative Growth
2017	10.289	12.121	17.80	102
2016	9.773	10.289	5.28	118
2015	10.046	9.773	-2.72	101
2014(2)	10.000	10.046	0.46	1
SAM Flexible Income
2017	10.240	10.920	6.64	188
2016	9.730	10.240	5.24	292
2015	10.022	9.730	-2.91	319
2014(2)	10.000	10.022	0.22	40
SAM Strategic Growth
2017	10.188	12.252	20.25	124
2016	9.755	10.188	4.44	123
2015	10.082	9.755	-3.24	34
2014(2)	10.000	10.082	0.82	2

Appendix A – Condensed Financial Information    97

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Short-Term Income
2017	$9.977	$10.014	0.37%	52
2016	9.918	9.977	0.59	61
2015	9.999	9.918	-0.81	45
2014(2)	10.000	9.999	-0.01	8
SmallCap
2017	10.536	11.696	11.01	18
2016	9.120	10.536	15.53	18
2015(1)	10.000	9.120	-8.80	20

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

(3)	Commenced Operations on April 8, 2016

(4)	Commenced Operations on May 21, 2016

Appendix A – Condensed Financial Information    98

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

Principal ® Pivot Series Variable Annuity

Statement of Additional Information

dated May 1, 2019

This Statement of Additional Information provides information about the Principal ® Pivot Series Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2019.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal ® Pivot Series Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS

Page
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	13
FLEXIBLE PENSION BUILDER DISCLOSURE	16
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	N/A
Financial Statements	N/A
Principal Life Insurance Company
Report of Independent Auditors	N/A
Financial Statements	N/A

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal ® Pivot Series Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is non-continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last fiscal year PSI has received and retained the following commissions:
[This information will be updated at a later date]
For applications signed on or after April 6, 2017 and before May 1, 2018:

2017 received/retained
$1,545,665/$0
For applications signed before April 6, 2017:

2017 received/retained	2016 received/retained	2015 received/retained
$186,581/$0	$242,355/$0	$864,757/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the Liquidity Max ("No Surrender Charge Rider") and for the Contract with the Liquidity Max ("No Surrender Charge Rider").

3

The Contract was not offered prior to October 9, 2014. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”
[This information will be updated at a later date]
For applications signed on or after April 6, 2017 and before May 1, 2018:

	Yield For the Period Ended December 31, 2017
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-0.20%	-0.20%
with a surrender charge	-6.20%	-6.20%
For applications signed before April 6, 2017:

	Yield For the Period Ended December 31, 2017
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-0.35%	-0.34%
with a surrender charge	-6.35%	-6.34%
with Liquidity Max ("No Surrender Charge Rider") but without surrender charge	-0.60%	-0.59%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

4

For applications signed on or after April 6, 2017 and before May 1, 2018, the following are hypothetical average annual total returns for the period ending December 31, 2017 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):
[This information will be updated at a later date]

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	23.69%			9.80%
American Century VP Inflation Protection	12/31/2002	2.61%	-1.13%	2.05%
American Century VP Value	05/01/1996	7.47%	12.03%	6.69%
American Funds Asset Allocation	08/01/1989	14.73%	9.59%	5.51%
American Funds Blue Chip Income and Growth	07/05/2001	15.51%	14.27%	6.48%
American Funds Global Small Capitalization	04/30/1998	24.35%	9.60%	2.61%
American Funds Managed Risk Asset Allocation	09/28/2012	13.64%	7.46%		7.27%
American Funds Managed Risk Growth	05/01/2013	24.71%			8.25%
American Funds Managed Risk International	05/01/2013	27.39%			2.85%
American New World	06/17/1999	27.75%	4.86%	2.01%
Blackrock Advantage US Total Market	04/20/1982	12.67%	13.14%	6.63%
BlackRock Global Allocation VI	02/28/1992	12.55%	5.25%	3.28%
BlackRock iShares Alternative Strategies VI	04/30/2014	11.30%			4.40%
BlackRock iShares Dynamic Allocation VI	04/30/2014	13.55%			3.54%
Calvert VP EAFE International Index	11/12/2002	23.18%	5.47%	-0.28%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	12.93%	12.05%	6.68%
Calvert VP S&P MidCap 400 Index	05/03/1999	14.45%	13.02%	7.98%
ClearBridge Small Cap Growth	02/02/2007	22.65%	12.48%	7.95%
Columbia Limited Duration Credit	05/07/2010	0.76%	0.09%		1.06%
Columbia Small Cap Value	06/01/2000	12.82%	13.18%	7.62%
Core Plus Bond	12/18/1987	3.44%	1.15%	2.48%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.88%	-0.23%	1.41%
Deutsche Alternative Asset Allocation	01/30/2009	5.92%	0.68%		4.56%
Deutsche Equity 500 Index	10/01/1997	19.83%	13.83%	6.64%
Deutsche Small Mid Cap Value	05/01/1996	9.01%	10.98%	5.91%
Diversified Balanced Managed Volatility	10/31/2013	9.77%			5.05%
Diversified Growth Managed Volatility	10/31/2013	12.19%			6.15%
Diversified International	05/02/1994	27.49%	6.74%	0.49%
Dreyfus IP MidCap Stock	12/29/2000	13.87%	13.03%	7.88%
Equity Income	04/28/1998	19.54%	12.60%	6.37%
Fidelity VIP Contrafund	01/03/1995	20.35%	12.77%	5.86%
Fidelity VIP Government Money Market	01/12/2000	-0.60%	-0.99%	-0.72%
Fidelity VIP Mid Cap	12/28/1998	19.31%	12.64%	6.63%
Fidelity VIP Overseas	01/28/1987	28.67%	7.55%	0.75%
Franklin Global Real Estate	01/24/1989	9.35%	4.49%	1.61%
Franklin Rising Dividends	01/27/1992	19.18%	12.39%	7.54%
Goldman Sachs VIT Mid Cap Value	01/09/2006	9.72%	10.10%	5.80%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	4.29%			-1.13%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	10.09%	12.81%	7.83%
Government & High Quality Bond	05/06/1993	0.47%	0.32%	2.17%
Guggenheim Floating Rate Strategies	04/22/2013	2.41%			2.62%
Guggenheim Global Managed Futures Strategy	11/07/2008	7.60%	-0.13%		-4.02%
Guggenheim Long Short Equity Fund	05/01/2002	13.68%	6.02%	0.34%
Guggenheim Multi-Hedge Strategies	11/29/2005	2.62%	1.15%	-1.24%
Guggenheim Rydex Basic Materials	05/02/2001	20.20%	4.35%	1.52%

5

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Guggenheim Rydex Commodities Strategy	09/30/2005	3.36%	-14.38%	-13.18%
Guggenheim Rydex NASDAQ-100	05/07/1997	29.79%	17.67%	10.29%
Income	05/07/1993	3.80%	1.82%	4.00%
International Emerging Markets	10/24/2000	39.09%	2.57%	-0.53%
Invesco VI Balanced-Risk Allocation	01/23/2009	8.71%	3.53%		7.79%
Invesco VI Global Health Care	04/30/2004	14.38%	10.76%	6.51%
Invesco VI International Growth	09/19/2001	21.48%	5.97%	2.03%
Janus Henderson Flexible Bond	09/13/1993	2.30%	0.86%	3.89%
LargeCap Growth	05/02/1994	33.18%	13.38%	5.27%
LargeCap Growth I	06/01/1994	32.03%	15.13%	9.05%
LargeCap S&P 500 Index	05/03/1999	19.97%	13.96%	6.75%
LargeCap Value	05/13/1970	15.35%	11.23%	5.07%
MFS New Discovery	05/01/1998	25.05%	10.75%	8.63%
MFS Utilities	01/03/1995	13.33%	6.83%	4.06%
MFS VIT International Value	08/23/2001	25.53%	11.37%	5.56%
Multi-Asset Income	07/28/2015	10.71%			5.52%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	23.30%	12.02%	6.00%
PIMCO VIT All Asset	04/30/2004	12.22%	2.06%	3.54%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	0.89%			-9.62%
PIMCO VIT High Yield	04/30/1998	5.54%	4.08%	5.33%
PIMCO VIT Low Duration	03/31/2006	0.21%	-0.44%	1.61%
PIMCO VIT Total Return	12/31/1997	3.85%	0.94%	3.85%
Principal Capital Appreciation	04/28/1998	19.24%	13.47%	7.17%
Principal LifeTime 2020	08/30/2004	13.54%	6.66%	3.52%
Principal LifeTime 2030	08/30/2004	16.76%	7.90%	3.80%
Principal LifeTime 2040	08/30/2004	19.19%	8.97%	4.16%
Principal LifeTime 2050	08/30/2004	20.65%	9.52%	4.30%
Real Estate Securities	05/01/1998	7.83%	9.29%	7.32%
SAM Balanced	06/03/1997	13.71%	7.51%	4.73%
SAM Conservative Balanced	04/23/1998	10.01%	5.46%	4.26%
SAM Conservative Growth	06/03/1997	18.25%	9.44%	4.90%
SAM Flexible Income	09/09/1997	7.03%	4.13%	4.11%
SAM Strategic Growth	06/03/1997	20.71%	10.60%	4.98%
Short-Term Income	01/12/1994	0.74%	0.23%	1.38%
SmallCap	05/01/1998	11.42%	13.97%	6.90%
Templeton Global Bond VIP	01/24/1989	0.72%	-0.43%	4.29%
The Merger Fund VL	05/31/2004	1.52%	0.76%	2.21%
Van Eck VIP Global Hard Assets	05/01/2006	-2.97%	-4.72%	-3.64%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	17.69%			8.77%
American Century VP Inflation Protection	12/31/2002	-3.39%	-1.13%	2.05%
American Century VP Value	05/01/1996	1.47%	12.03%	6.69%
American Funds Asset Allocation	08/01/1989	8.73%	9.59%	5.51%
American Funds Blue Chip Income and Growth	07/05/2001	9.51%	14.27%	6.48%
American Funds Global Small Capitalization	04/30/1998	18.35%	9.60%	2.61%
American Funds Managed Risk Asset Allocation	09/28/2012	7.64%	7.46%		7.27%
American Funds Managed Risk Growth	05/01/2013	18.71%			8.25%
American Funds Managed Risk International	05/01/2013	21.39%			2.85%
American New World	06/17/1999	21.75%	4.86%	2.01%
Blackrock Advantage US Total Market	04/20/1982	6.67%	13.14%	6.63%
BlackRock Global Allocation VI	02/28/1992	6.55%	5.25%	3.28%

6

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
BlackRock iShares Alternative Strategies VI	04/30/2014	5.30%			3.42%
BlackRock iShares Dynamic Allocation VI	04/30/2014	7.55%			2.53%
Calvert VP EAFE International Index	11/12/2002	17.18%	5.47%	-0.28%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	6.93%	12.05%	6.68%
Calvert VP S&P MidCap 400 Index	05/03/1999	8.45%	13.02%	7.98%
ClearBridge Small Cap Growth	02/02/2007	16.65%	12.48%	7.95%
Columbia Limited Duration Credit	05/07/2010	-5.24%	0.09%		1.06%
Columbia Small Cap Value	06/01/2000	6.82%	13.18%	7.62%
Core Plus Bond	12/18/1987	-2.56%	1.15%	2.48%
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.12%	-0.23%	1.41%
Deutsche Alternative Asset Allocation	01/30/2009	-0.08%	0.68%		4.56%
Deutsche Equity 500 Index	10/01/1997	13.83%	13.83%	6.64%
Deutsche Small Mid Cap Value	05/01/1996	3.01%	10.98%	5.91%
Diversified Balanced Managed Volatility	10/31/2013	3.77%			5.05%
Diversified Growth Managed Volatility	10/31/2013	6.19%			6.15%
Diversified International	05/02/1994	21.49%	6.74%	0.49%
Dreyfus IP MidCap Stock	12/29/2000	7.87%	13.03%	7.88%
Equity Income	04/28/1998	13.54%	12.60%	6.37%
Fidelity VIP Contrafund	01/03/1995	14.35%	12.77%	5.86%
Fidelity VIP Government Money Market	01/12/2000	-6.60%	-0.99%	-0.72%
Fidelity VIP Mid Cap	12/28/1998	13.31%	12.64%	6.63%
Fidelity VIP Overseas	01/28/1987	22.67%	7.55%	0.75%
Franklin Global Real Estate	01/24/1989	3.35%	4.49%	1.61%
Franklin Rising Dividends	01/27/1992	13.18%	12.39%	7.54%
Goldman Sachs VIT Mid Cap Value	01/09/2006	3.72%	10.10%	5.80%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-1.71%			-2.26%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	4.09%	12.81%	7.83%
Government & High Quality Bond	05/06/1993	-5.53%	0.32%	2.17%
Guggenheim Floating Rate Strategies	04/22/2013	-3.59%			2.62%
Guggenheim Global Managed Futures Strategy	11/07/2008	1.60%	-0.13%		-4.02%
Guggenheim Long Short Equity Fund	05/01/2002	7.68%	6.02%	0.34%
Guggenheim Multi-Hedge Strategies	11/29/2005	-3.38%	1.15%	-1.24%
Guggenheim Rydex Basic Materials	05/02/2001	14.20%	4.35%	1.52%
Guggenheim Rydex Commodities Strategy	09/30/2005	-2.64%	-14.38%	-13.18%
Guggenheim Rydex NASDAQ-100	05/07/1997	23.79%	17.67%	10.29%
Income	05/07/1993	-2.20%	1.82%	4.00%
International Emerging Markets	10/24/2000	33.09%	2.57%	-0.53%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.71%	3.53%		7.79%
Invesco VI Global Health Care	04/30/2004	8.38%	10.76%	6.51%
Invesco VI International Growth	09/19/2001	15.48%	5.97%	2.03%
Janus Henderson Flexible Bond	09/13/1993	-3.70%	0.86%	3.89%
LargeCap Growth	05/02/1994	27.18%	13.38%	5.27%
LargeCap Growth I	06/01/1994	26.03%	15.13%	9.05%
LargeCap S&P 500 Index	05/03/1999	13.97%	13.96%	6.75%
LargeCap Value	05/13/1970	9.35%	11.23%	5.07%
MFS New Discovery	05/01/1998	19.05%	10.75%	8.63%
MFS Utilities	01/03/1995	7.33%	6.83%	4.06%
MFS VIT International Value	08/23/2001	19.53%	11.37%	5.56%
Multi-Asset Income	07/28/2015	4.71%			3.59%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	17.30%	12.02%	6.00%
PIMCO VIT All Asset	04/30/2004	6.22%	2.06%	3.54%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-5.11%			-11.23%
PIMCO VIT High Yield	04/30/1998	-0.46%	4.08%	5.33%
PIMCO VIT Low Duration	03/31/2006	-5.79%	-0.44%	1.61%
PIMCO VIT Total Return	12/31/1997	-2.15%	0.94%	3.85%
Principal Capital Appreciation	04/28/1998	13.24%	13.47%	7.17%
Principal LifeTime 2020	08/30/2004	7.54%	6.66%	3.52%
Principal LifeTime 2030	08/30/2004	10.76%	7.90%	3.80%

7

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2040	08/30/2004	13.19%	8.97%	4.16%
Principal LifeTime 2050	08/30/2004	14.65%	9.52%	4.30%
Real Estate Securities	05/01/1998	1.83%	9.29%	7.32%
SAM Balanced	06/03/1997	7.71%	7.51%	4.73%
SAM Conservative Balanced	04/23/1998	4.01%	5.46%	4.26%
SAM Conservative Growth	06/03/1997	12.25%	9.44%	4.90%
SAM Flexible Income	09/09/1997	1.03%	4.13%	4.11%
SAM Strategic Growth	06/03/1997	14.71%	10.60%	4.98%
Short-Term Income	01/12/1994	-5.26%	0.23%	1.38%
SmallCap	05/01/1998	5.42%	13.97%	6.90%
Templeton Global Bond VIP	01/24/1989	-5.28%	-0.43%	4.29%
The Merger Fund VL	05/31/2004	-4.48%	0.76%	2.21%
Van Eck VIP Global Hard Assets	05/01/2006	-8.97%	-4.72%	-3.64%
For applications signed before April 6, 2017, the following are hypothetical average annual total returns for the period ending December 31, 2017 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):
[This information will be updated at a later date]

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	23.51%			9.68%
American Century VP Inflation Protection	12/31/2002	2.46%	-1.23%	1.92%
American Century VP Value	05/01/1996	7.31%	11.89%	6.55%
American Funds Asset Allocation	08/01/1989	14.56%	9.46%	5.36%
American Funds Blue Chip Income and Growth	07/05/2001	15.34%	14.13%	6.34%
American Funds Global Small Capitalization	04/30/1998	24.16%	9.48%	2.47%
American Funds Managed Risk Asset Allocation	09/28/2012	13.47%	7.34%		7.15%
American Funds Managed Risk Growth	05/01/2013	24.53%			8.13%
American Funds Managed Risk International	05/01/2013	27.20%			2.74%
American New World	06/17/1999	27.56%	4.74%	1.88%
Blackrock Advantage US Total Market	04/20/1982	12.51%	13.01%	6.49%
BlackRock Global Allocation VI	02/28/1992	12.38%	5.14%	3.15%
BlackRock iShares Alternative Strategies VI	04/30/2014	11.14%			4.27%
BlackRock iShares Dynamic Allocation VI	04/30/2014	13.39%			3.43%
Calvert VP EAFE International Index	11/12/2002	23.00%	5.35%	-0.40%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	12.76%	11.91%	6.54%
Calvert VP S&P MidCap 400 Index	05/03/1999	14.28%	12.89%	7.83%
ClearBridge Small Cap Growth	02/02/2007	22.47%	12.35%	7.80%
Columbia Limited Duration Credit	05/07/2010	0.62%	-0.01%		0.93%
Columbia Small Cap Value	06/01/2000	12.66%	13.04%	7.47%
Core Plus Bond	12/18/1987	3.29%	1.04%	2.34%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.73%	-0.34%	1.27%
Deutsche Alternative Asset Allocation	01/30/2009	5.76%	0.57%		4.42%
Deutsche Equity 500 Index	10/01/1997	19.65%	13.63%	6.46%
Deutsche Small Mid Cap Value	05/01/1996	8.85%	10.85%	5.77%
Diversified Balanced Managed Volatility	10/31/2013	9.61%			4.94%
Diversified Growth Managed Volatility	10/31/2013	12.02%			6.04%
Diversified International	05/02/1994	27.30%	6.62%	0.36%
Dreyfus IP MidCap Stock	12/29/2000	13.70%	12.89%	7.73%
Equity Income	04/28/1998	19.36%	12.47%	6.23%

8

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Contrafund	01/03/1995	20.17%	12.64%	5.71%
Fidelity VIP Government Money Market	01/12/2000	-0.75%	-1.10%	-0.85%
Fidelity VIP Mid Cap	12/28/1998	19.14%	12.50%	6.49%
Fidelity VIP Overseas	01/28/1987	28.48%	7.43%	0.62%
Franklin Global Real Estate	01/24/1989	9.19%	4.37%	1.48%
Franklin Rising Dividends	01/27/1992	19.00%	12.25%	7.40%
Goldman Sachs VIT Mid Cap Value	01/09/2006	9.56%	9.97%	5.65%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	4.14%			-1.24%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	9.93%	12.67%	7.68%
Government & High Quality Bond	05/06/1993	0.32%	0.21%	2.03%
Guggenheim Floating Rate Strategies	04/22/2013	2.26%			2.51%
Guggenheim Global Managed Futures Strategy	11/07/2008	7.44%	-0.24%		-4.13%
Guggenheim Long Short Equity Fund	05/01/2002	13.52%	5.90%	0.22%
Guggenheim Multi-Hedge Strategies	11/29/2005	2.47%	1.04%	-1.37%
Guggenheim Rydex Basic Materials	05/02/2001	20.02%	4.24%	1.39%
Guggenheim Rydex Commodities Strategy	09/30/2005	3.21%	-14.44%	-13.24%
Guggenheim Rydex NASDAQ-100	05/07/1997	29.60%	17.53%	10.14%
Income	05/07/1993	3.65%	1.71%	3.86%
International Emerging Markets	10/24/2000	38.88%	2.47%	-0.65%
Invesco VI Balanced-Risk Allocation	01/23/2009	8.55%	3.41%		7.64%
Invesco VI Global Health Care	04/30/2004	14.21%	10.62%	6.36%
Invesco VI International Growth	09/19/2001	21.30%	5.85%	1.90%
Janus Henderson Flexible Bond	09/13/1993	2.15%	0.75%	3.75%
LargeCap Growth	05/02/1994	32.98%	13.24%	5.13%
LargeCap Growth I	06/01/1994	31.83%	14.99%	8.90%
LargeCap S&P 500 Index	05/03/1999	19.79%	13.82%	6.60%
LargeCap Value	05/13/1970	15.18%	11.10%	4.93%
MFS New Discovery	05/01/1998	24.86%	10.62%	8.47%
MFS Utilities	01/03/1995	13.16%	6.70%	3.92%
MFS VIT International Value	08/23/2001	25.35%	11.24%	5.42%
Multi-Asset Income	07/28/2015	10.54%			5.40%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	23.12%	11.89%	5.85%
PIMCO VIT All Asset	04/30/2004	12.06%	1.95%	3.41%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	0.75%			-9.74%
PIMCO VIT High Yield	04/30/1998	5.38%	3.96%	5.19%
PIMCO VIT Low Duration	03/31/2006	0.07%	-0.55%	1.47%
PIMCO VIT Total Return	12/31/1997	3.70%	0.82%	3.70%
Principal Capital Appreciation	04/28/1998	19.06%	13.34%	7.03%
Principal LifeTime 2020	08/30/2004	13.37%	6.53%	3.38%
Principal LifeTime 2030	08/30/2004	16.58%	7.79%	3.67%
Principal LifeTime 2040	08/30/2004	19.01%	8.84%	4.02%
Principal LifeTime 2050	08/30/2004	20.47%	9.39%	4.16%
Real Estate Securities	05/01/1998	7.67%	9.16%	7.17%
SAM Balanced	06/03/1997	13.54%	7.38%	4.59%
SAM Conservative Balanced	04/23/1998	9.85%	5.34%	4.12%
SAM Conservative Growth	06/03/1997	18.07%	9.31%	4.76%
SAM Flexible Income	09/09/1997	6.87%	4.01%	3.97%
SAM Strategic Growth	06/03/1997	20.53%	10.47%	4.84%
Short-Term Income	01/12/1994	0.59%	0.13%	1.24%
SmallCap	05/01/1998	11.26%	13.83%	6.76%
Templeton Global Bond VIP	01/24/1989	0.57%	-0.54%	4.15%
The Merger Fund VL	05/31/2004	1.37%	0.65%	2.07%
Van Eck VIP Global Hard Assets	05/01/2006	-3.12%	-4.81%	-3.76%

9

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	17.51%			8.65%
American Century VP Inflation Protection	12/31/2002	-3.54%	-1.87%	1.92%
American Century VP Value	05/01/1996	1.31%	11.51%	6.55%
American Funds Asset Allocation	08/01/1989	14.56%	9.46%	5.36%
American Funds Blue Chip Income and Growth	07/05/2001	9.34%	13.77%	6.34%
American Funds Global Small Capitalization	04/30/1998	18.16%	9.05%	2.47%
American Funds Managed Risk Asset Allocation	09/28/2012	7.47%	6.88%		6.86%
American Funds Managed Risk Growth	05/01/2013	18.53%			7.64%
American Funds Managed Risk International	05/01/2013	21.20%			2.16%
American New World	06/17/1999	21.56%	4.24%	1.88%
Blackrock Advantage US Total Market	04/20/1982	6.51%	12.64%	6.49%
BlackRock Global Allocation VI	02/28/1992	6.38%	4.64%	3.15%
BlackRock iShares Alternative Strategies VI	04/30/2014	5.14%			3.28%
BlackRock iShares Dynamic Allocation VI	04/30/2014	7.39%			2.42%
Calvert VP EAFE International Index	11/12/2002	17.00%	4.86%	-0.40%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	6.76%	11.53%	6.54%
Calvert VP S&P MidCap 400 Index	05/03/1999	8.28%	12.52%	7.83%
ClearBridge Small Cap Growth	02/02/2007	16.47%	11.97%	7.80%
Columbia Limited Duration Credit	05/07/2010	-5.38%	-0.62%		0.93%
Columbia Small Cap Value	06/01/2000	6.66%	12.67%	7.47%
Core Plus Bond	12/18/1987	-2.71%	0.46%	2.34%
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.27%	-0.95%	1.27%
Deutsche Alternative Asset Allocation	01/30/2009	-0.24%	-0.02%		4.42%
Deutsche Equity 500 Index	10/01/1997	13.65%	13.27%	6.46%
Deutsche Small Mid Cap Value	05/01/1996	2.85%	10.45%	5.77%
Diversified Balanced Managed Volatility	10/31/2013	3.61%			4.32%
Diversified Growth Managed Volatility	10/31/2013	6.02%			5.44%
Diversified International	05/02/1994	21.30%	6.15%	0.36%
Dreyfus IP MidCap Stock	12/29/2000	7.70%	12.52%	7.73%
Equity Income	04/28/1998	13.36%	12.09%	6.23%
Fidelity VIP Contrafund	01/03/1995	14.17%	12.26%	5.71%
Fidelity VIP Government Money Market	01/12/2000	-6.75%	-1.73%	-0.85%
Fidelity VIP Mid Cap	12/28/1998	13.14%	12.13%	6.49%
Fidelity VIP Overseas	01/28/1987	22.48%	6.98%	0.62%
Franklin Global Real Estate	01/24/1989	3.19%	3.86%	1.48%
Franklin Rising Dividends	01/27/1992	13.00%	11.87%	7.40%
Goldman Sachs VIT Mid Cap Value	01/09/2006	3.56%	9.55%	5.65%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-1.86%			-2.38%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	3.93%	12.30%	7.68%
Government & High Quality Bond	05/06/1993	-5.68%	-0.39%	2.03%
Guggenheim Floating Rate Strategies	04/22/2013	-3.74%			1.92%
Guggenheim Global Managed Futures Strategy	11/07/2008	1.44%	-0.85%		-4.13%
Guggenheim Long Short Equity Fund	05/01/2002	7.52%	5.42%	0.22%
Guggenheim Multi-Hedge Strategies	11/29/2005	-3.53%	0.46%	-1.37%
Guggenheim Rydex Basic Materials	05/02/2001	14.02%	3.73%	1.39%
Guggenheim Rydex Commodities Strategy	09/30/2005	-2.79%	-15.59%	-13.24%
Guggenheim Rydex NASDAQ-100	05/07/1997	23.60%	17.21%	10.14%
Income	05/07/1993	-2.35%	1.14%	3.86%
International Emerging Markets	10/24/2000	32.88%	1.92%	-0.65%
Invesco VI Balanced-Risk Allocation	01/23/2009	2.55%	2.88%		7.64%
Invesco VI Global Health Care	04/30/2004	8.21%	10.22%	6.36%
Invesco VI International Growth	09/19/2001	15.30%	5.37%	1.90%
Janus Henderson Flexible Bond	09/13/1993	-3.85%	0.16%	3.75%
LargeCap Growth	05/02/1994	26.98%	12.87%	5.13%
LargeCap Growth I	06/01/1994	25.83%	14.65%	8.90%
LargeCap S&P 500 Index	05/03/1999	13.79%	13.46%	6.60%
LargeCap Value	05/13/1970	9.18%	10.70%	4.93%
MFS New Discovery	05/01/1998	18.86%	10.21%	8.47%

10

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
MFS Utilities	01/03/1995	7.16%	6.24%	3.92%
MFS VIT International Value	08/23/2001	19.35%	10.85%	5.42%
Multi-Asset Income	07/28/2015	4.54%			3.46%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	17.12%	11.50%	5.85%
PIMCO VIT All Asset	04/30/2004	6.06%	1.39%	3.41%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-5.25%			-11.35%
PIMCO VIT High Yield	04/30/1998	-0.62%	3.44%	5.19%
PIMCO VIT Low Duration	03/31/2006	-5.93%	-1.17%	1.47%
PIMCO VIT Total Return	12/31/1997	-2.30%	0.24%	3.70%
Principal Capital Appreciation	04/28/1998	13.06%	12.97%	7.03%
Principal LifeTime 2020	08/30/2004	7.37%	6.06%	3.38%
Principal LifeTime 2030	08/30/2004	10.58%	7.34%	3.67%
Principal LifeTime 2040	08/30/2004	13.01%	8.41%	4.02%
Principal LifeTime 2050	08/30/2004	14.47%	8.97%	4.16%
Real Estate Securities	05/01/1998	1.67%	8.74%	7.17%
SAM Balanced	06/03/1997	7.54%	6.93%	4.59%
SAM Conservative Balanced	04/23/1998	3.85%	4.84%	4.12%
SAM Conservative Growth	06/03/1997	12.07%	8.89%	4.76%
SAM Flexible Income	09/09/1997	0.87%	3.49%	3.97%
SAM Strategic Growth	06/03/1997	14.53%	10.06%	4.84%
Short-Term Income	01/12/1994	-5.41%	-0.48%	1.24%
SmallCap	05/01/1998	5.26%	13.47%	6.76%
Templeton Global Bond VIP	01/24/1989	-5.43%	-1.16%	4.15%
The Merger Fund VL	05/31/2004	-4.63%	0.06%	2.07%
Van Eck VIP Global Hard Assets	05/01/2006	-9.12%	-5.55%	-3.76%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	23.20%			9.41%
American Century VP Inflation Protection	12/31/2002	2.21%	-1.48%	1.66%
American Century VP Value	05/01/1996	7.04%	11.61%	6.28%
American Funds Asset Allocation	08/01/1989	14.27%	9.19%	5.10%
American Funds Blue Chip Income and Growth	07/05/2001	15.06%	13.84%	6.07%
American Funds Global Small Capitalization	04/30/1998	23.86%	9.20%	2.22%
American Funds Managed Risk Asset Allocation	09/28/2012	13.19%	7.07%		6.88%
American Funds Managed Risk Growth	05/01/2013	24.22%			7.86%
American Funds Managed Risk International	05/01/2013	26.88%			2.49%
American New World	06/17/1999	27.24%	4.48%	1.62%
Blackrock Advantage US Total Market	04/20/1982	12.23%	12.73%	6.22%
BlackRock Global Allocation VI	02/28/1992	12.10%	4.87%	2.89%
BlackRock iShares Alternative Strategies VI	04/30/2014	10.86%			4.01%
BlackRock iShares Dynamic Allocation VI	04/30/2014	13.10%			3.17%
Calvert VP EAFE International Index	11/12/2002	22.70%	5.09%	-0.65%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	12.48%	11.63%	6.27%
Calvert VP S&P MidCap 400 Index	05/03/1999	13.99%	12.61%	7.56%
ClearBridge Small Cap Growth	02/02/2007	22.17%	12.07%	7.53%
Columbia Limited Duration Credit	05/07/2010	0.37%	-0.26%		0.68%
Columbia Small Cap Value	06/01/2000	12.38%	12.76%	7.20%
Core Plus Bond	12/18/1987	3.03%	0.79%	2.08%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.48%	-0.58%	1.02%
Deutsche Alternative Asset Allocation	01/30/2009	5.50%	0.32%		4.16%
Deutsche Equity 500 Index	10/01/1997	19.35%	13.35%	6.20%
Deutsche Small Mid Cap Value	05/01/1996	8.58%	10.57%	5.50%
Diversified Balanced Managed Volatility	10/31/2013	9.34%			4.68%
Diversified Growth Managed Volatility	10/31/2013	11.74%			5.78%
Diversified International	05/02/1994	26.98%	6.36%	0.11%

11

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Dreyfus IP MidCap Stock	12/29/2000	13.42%	12.61%	7.46%
Equity Income	04/28/1998	19.07%	12.18%	5.96%
Fidelity VIP Contrafund	01/03/1995	19.87%	12.35%	5.45%
Fidelity VIP Government Money Market	01/12/2000	-1.00%	-1.34%	-1.10%
Fidelity VIP Mid Cap	12/28/1998	18.84%	12.22%	6.22%
Fidelity VIP Overseas	01/28/1987	28.16%	7.16%	0.37%
Franklin Global Real Estate	01/24/1989	8.92%	4.11%	1.23%
Franklin Rising Dividends	01/27/1992	18.71%	11.97%	7.13%
Goldman Sachs VIT Mid Cap Value	01/09/2006	9.28%	9.69%	5.39%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	3.88%			-1.48%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	9.65%	12.39%	7.41%
Government & High Quality Bond	05/06/1993	0.07%	-0.04%	1.77%
Guggenheim Floating Rate Strategies	04/22/2013	2.00%			2.25%
Guggenheim Global Managed Futures Strategy	11/07/2008	7.17%	-0.49%		-4.37%
Guggenheim Long Short Equity Fund	05/01/2002	13.23%	5.64%	-0.04%
Guggenheim Multi-Hedge Strategies	11/29/2005	2.21%	0.79%	-1.62%
Guggenheim Rydex Basic Materials	05/02/2001	19.72%	3.98%	1.14%
Guggenheim Rydex Commodities Strategy	09/30/2005	2.96%	-14.65%	-13.45%
Guggenheim Rydex NASDAQ-100	05/07/1997	29.28%	17.23%	9.87%
Income	05/07/1993	3.39%	1.45%	3.60%
International Emerging Markets	10/24/2000	38.54%	2.21%	-0.90%
Invesco VI Balanced-Risk Allocation	01/23/2009	8.28%	3.15%		7.37%
Invesco VI Global Health Care	04/30/2004	13.92%	10.34%	6.10%
Invesco VI International Growth	09/19/2001	21.00%	5.59%	1.64%
Janus Henderson Flexible Bond	09/13/1993	1.89%	0.50%	3.49%
LargeCap Growth	05/02/1994	32.65%	12.96%	4.87%
LargeCap Growth I	06/01/1994	31.50%	14.71%	8.63%
LargeCap S&P 500 Index	05/03/1999	19.49%	13.54%	6.33%
LargeCap Value	05/13/1970	14.89%	10.82%	4.67%
MFS New Discovery	05/01/1998	24.55%	10.34%	8.20%
MFS Utilities	01/03/1995	12.88%	6.44%	3.66%
MFS VIT International Value	08/23/2001	25.03%	10.96%	5.16%
Multi-Asset Income	07/28/2015	10.26%			5.13%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.81%	11.61%	5.59%
PIMCO VIT All Asset	04/30/2004	11.78%	1.69%	3.15%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	0.49%			-9.96%
PIMCO VIT High Yield	04/30/1998	5.12%	3.70%	4.92%
PIMCO VIT Low Duration	03/31/2006	-0.18%	-0.80%	1.22%
PIMCO VIT Total Return	12/31/1997	3.44%	0.57%	3.44%
Principal Capital Appreciation	04/28/1998	18.76%	13.05%	6.76%
Principal LifeTime 2020	08/30/2004	13.09%	6.27%	3.12%
Principal LifeTime 2030	08/30/2004	16.29%	7.52%	3.41%
Principal LifeTime 2040	08/30/2004	18.72%	8.57%	3.76%
Principal LifeTime 2050	08/30/2004	20.17%	9.12%	3.90%
Real Estate Securities	05/01/1998	7.40%	8.89%	6.90%
SAM Balanced	06/03/1997	13.26%	7.12%	4.33%
SAM Conservative Balanced	04/23/1998	9.58%	5.07%	3.86%
SAM Conservative Growth	06/03/1997	17.78%	9.04%	4.50%
SAM Flexible Income	09/09/1997	6.61%	3.75%	3.71%
SAM Strategic Growth	06/03/1997	20.23%	10.19%	4.58%
Short-Term Income	01/12/1994	0.34%	-0.12%	0.99%
SmallCap	05/01/1998	10.98%	13.55%	6.49%
Templeton Global Bond VIP	01/24/1989	0.32%	-0.78%	3.88%
The Merger Fund VL	05/31/2004	1.12%	0.40%	1.81%
Van Eck VIP Global Hard Assets	05/01/2006	-3.36%	-5.05%	-4.00%

12

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2018	$5,500	$11,000
2019	$6,500	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2018 and 2019. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $193,000 and $203,000 in 2019.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2018	$101,000	$121,000	2018	$63,000	$73,000
2019	$103,000	$123,000	2019	$64,000	$74,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own traditional IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.

13

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70½, and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of distributions from the IRA contract, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $56,000 (plus if applicable the $6,000 catch-up contribution) for 2019.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2018	$18,500	$6,000
2019	$19,000	$6,000
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.

14

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2019.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $13,000 limit in 2019) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2019, an individual under age 50 defers the maximum of $13,000 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($19,000 - $13,000) to the 401(k) plan for 2019.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2018	$12,500	$3,000	$18,500
2019	$13,000	$3,000	$19,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2018	$5,500	$1,000
2019	$6,000	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2018 and 2019.

15

For 2019, the maximum contribution is phased out for single taxpayers with adjusted gross income between $122,000 and $137,000 and for joint filers with adjusted gross income between $193,000 and $203,000 (see chart below).

Modified Adjusted Gross Income Limits - 2019
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $122,000	< $193,000	Full Contribution
> $125,000 but < $137,000	> $193,000 but < $203,000	Partial Contribution*
> $137,000	> $203,000	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
FLEXIBLE PENSION BUIDLER DISCLOSURE
At the time the owner submits a deferred income transfer request, the Company will inform the contract owner of the following:

(a)	Amounts used to purchase deferred income payments are not liquid once the deferred income transfer is made.

(b)	Deferred income payments made pursuant to the Flexible Pension Builder Rider are subject to the claims paying ability of the Company.

(c)
The deferred income payment amount that the owner receives from the Company may be higher or lower than the amount the owner might receive if he or she purchased a similar product offered by the Company or by another company. When making a deferred income transfer, the owner should consider, in consultation with his or her financial adviser, payment amounts for similar products, as well as the owner’s future income needs, tax situation, contract terms, and the claims paying ability of the insurance company.

(d)
The deferred income payment amount is based on various factors disclosed in your prospectus. The confirmation the Company will send the owner with respect to the deferred income transfer will provide the owner with the deferred income payment amount for the amount transferred.

Upon completion of a deferred income transfer, the owner will receive a confirmation that will include information about:

(a)	The amount of the deferred income payment purchased.

(b)	The lack of liquidity of amounts transferred to the Flexible Pension Builder Rider.

(c)	The owner’s ability to consider other products offered by the Company or by another company and the right to cancel the deferred income transfer within the 10 day cancellation period.

(d)	The compensation, if any, paid to the broker/dealer or any other person as a result of the deferred income transfer.

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17

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 4 years ended December 31, 2018 and the period ended December 31, 2014 **

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm **
Statements of Assets and Liabilities, December 31, 2018 **
Statements of Operations for the year ended December 31, 2018 **
Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017 **
Notes to Financial Statements **
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm **
Consolidated Statements of Financial Position at December 31, 2018 and 2017 **
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016 **
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2018, 2017 and 2016 **
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016 **
Notes to Consolidated Financial Statements **

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules **
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2018 **
Schedule III - Supplementary Insurance Information as of December 31, 2018, 2017 and 2016 and for each of the years then ended **
Schedule IV - Reinsurance as of December 31, 2018, 2017 and 2016 and for each of the years then ended **

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(3a)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(3b)	Selling Agreement (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4a)	Form of Variable Annuity Contract (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4b)	Waiver of Surrender Charge Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4c)	Deferred Income Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4d)	No Surrender Charge Rider (Liquidity Max) (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4e)	Return of Premium Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4f)	Annual Step-up Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4g)	Contract Data Page (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(5)	Form of Variable Annuity Application (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(6b)	Bylaws of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)

(8)	Participation Agreements
a. ALPS
	(1)	ALPS Variable Investment Trust Participation Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(2)	ALPS Variable Investment Trust Rule 22c-2 Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

b. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

c. American Funds
(1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

d. BlackRock
(1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

e. Calvert
(1)	Calvert Variable Products, Inc. Consolidated Fund Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Calvert Insurance Services, Inc. Amendment to Consolidated Fund Participation Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(3)	Calvert Insurance Services, Inc. Consolidated Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Calvert Insurance Services, Inc. Amendment to Consolidated Services Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(5)	Calvert Distributors, Inc. Rule 22-2 Agreement with Princor dated 04/10/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Calvert Distributors, Inc. Rule 22-2 Agreement with Principal Life Insurance Company dated 03/29/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Calvert Investors, Inc. Omnibus Termination Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

f. ClearBridge/Legg Mason
(1)	Legg Mason Participation Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Legg Mason Administrative Services Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

g. Columbia
(1)	Columbia Funds Variable Insurance Trust Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

h. Delaware Distributors
(1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

i. Dreyfus
(1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

j. DWS
(1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

k. Fidelity
(1)	Fidelity Distributors Corporation Amended and Restated Participation Agreement dated 12/20/2004 (filed with the Commission for 333-116220 as Ex-99.8E1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Fidelity Investments Institutional Operations Company, Inc. Services Agreement dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E2 on 05/01/2008 Accession No. 0000950137-08-006515)
(3)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(4)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(5)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Initial Class Shares dated 03/01/2000 (filed with the Commission for 333-116220 as Ex-99.8E4 on 05/01/2008 Accession No. 0000950137-08-006515)

(6)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class 2 Shares dated 04/01/2002 (filed with the Commission for 333-116220 as Ex-99.8E5 on 05/01/2008 Accession No. 0000950137-08-006515)

l. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(14)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(15)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(16)	Amendment to Franklin Templeton Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(17)	Amendment to Franklin Templeton Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

m. Goldman Sachs
(1)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

n. Guggenheim/Rydex
(1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

o. Invesco (formerly AIM Advisors, Inc.)
(1)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(7)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

p. Janus
(1)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(2)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(11)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

q. MFS
(1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	MFS Fund Distributors, Inc. Amended and Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(4)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(5)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

r. Neuberger Berman
(1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

s. PIMCO
(1)	PIMCO Variable Insurance Trust Participation Agreement dated 03/09/09- (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 03/01/10 Accession No. 0000898745-10-000129)
(2)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(7)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(8)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

t. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(8)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

u. The Merger Fund VL
(1)	The Merger Fund VL Participation Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	The Merger Fund VL Administrative Services Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

v. Van Eck
(1)	Van Eck Worldwide Insurance Trust Participation Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L1 on 03/01/2010 Accession No. 0000898745-10-000129)
(2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(10a)	Consent of Ernst & Young LLP **
(10b)	Powers of Attorney (filed with the Commission on 04/27/2018 Accession No. 0000009713-18-000054)
(10c)	Consent of Counsel - N/A
(11)	Financial Statement Schedules **

* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Member, Human Resources Committee and Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
NORA M. EVERETT(1)	President Retirement and Income Solutions
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS DHARAM REDDY(1)	Senior Vice President Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAFF(1)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2018 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2018)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	83.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	88.3
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100

-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	79.18
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), LLC*#	Iowa	100

-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->LGCM (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	89.6
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of January 31, 2019

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	51
Personal Variable Contracts	9
Premier Variable Contracts	18
Flexible Variable Annuity Contract	16,667
Freedom Variable Annuity Contract	682
Freedom 2 Variable Annuity Contract	221
Investment Plus Variable Annuity Contract	61,192
Principal Lifetime Income Solutions	1,006
Principal Pivot Series Variable Annuity	1,761
Principal Lifetime Income Solutions II	4,717
Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Carla Beitzel	Vice President/Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Doug Hodgson	Vice President/Chief Compliance Officer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$38,532,142.03	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of February, 2019.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	February 27, 2019
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	February 27, 2019
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	February 27, 2019
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	February 27, 2019
B. J. Bernard

(J. Carter-Miller)*	Director	February 27, 2019
J. Carter-Miller

(M. T. Dan)*	Director	February 27, 2019
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	February 27, 2019
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	February 27, 2019
S. L. Helton

(R. C. Hochschild)*	Director	February 27, 2019
R. C. Hochschild

(S. M. Mills)*	Director	February 27, 2019
S. M. Mills

(D. C. Nordin)*	Director	February 27, 2019
D. C. Nordin

(B. C. Pickerell)*	Director	February 27, 2019
B. C. Pickerell

(E. E. Tallett)*	Director	February 27, 2019
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney Previously Filed on April 27, 2018